                                   CALIFORNIA
                                INVESTMENT TRUST
                             ----------------------
                             F U N D G R O U P (TM)


                                  ANNUAL REPORT

                                 AUGUST 31, 1996

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of the CALIFORNIA INVESTMENT TRUST FUND GROUP which contains information about the management fee and other costs. Investments in shares of the funds of California Investment Trust Fund Group are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

                      CALIFORNIA TAX-FREE MONEY MARKET FUND

                            PORTFOLIO OF INVESTMENTS

                                 AUGUST 31, 1996


            PAR                                                                                          VALUE
           VALUE                                                                 RATE     MATURITY     (NOTE  1)
           -----                                                                 ----     --------     ---------
VARIABLE RATE DEMAND NOTES (44.79%)
                      ANAHEIM PUBLIC IMPROVEMENT CORPORATION
     $  3,000,000     Certificate of Participation, 1993 Refunding Project ....   3.200%    09/03/96    $ 3,000,000
                      CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
        2,300,000     Cottage Hospital Santa Barbara  .........................   3.150%    09/04/96      2,300,000
        3,150,000     Sutter Memorial .........................................   3.750%    09/03/96      3,150,000
                      CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
          400,000     Northern California Retired Officer's Community  ........   3.750%    09/03/96        400,000
                      EASTERN MUNICIPAL WATER DISTRICT
        3,000,000     Water & Sewer Certificates of Participation..............   3.200%    09/04/96      3,000,000
                      IRVINE, CITY OF
        1,090,000     Updates Improvement Project..............................   3.750%    09/03/96      1,090,000
                      IRVINE RANCH WATER DISTRICT
          200,000     Consolidated Series, 1985................................   3.800%    09/03/96        200,000
        2,200,000     Consolidated Series, 1985................................   3.750%    09/03/96      2,200,000
        1,800,000     Consolidated Series, 1991................................   3.750%    09/03/96      1,800,000
          900,000     Consolidated Series, 1993................................   3.750%    09/03/96        900,000
        1,100,000     Consolidated Series, 1995................................   3.750%    09/03/96      1,100,000
          800,000     1986 Capital Improvement Project.........................   3.600%    09/03/96        800,000
                      LOS ANGELES COUNTY MTA
        2,400,000     Proposition C Tax Revenue Bonds..........................   3.200%    09/04/96      2,400,000
                      LOS ANGELES, COUNTY OF
        2,500,000     Pension Obligation Refunding Bonds.......................   3.200%    09/03/96      2,500,000
                      NEWPORT BEACH, CITY OF
        1,600,000     Newport Beach Hoag Memorial Hospital, 1992...............   3.70%     09/03/96      1,600,000
                      ORANGE COUNTY
        1,150,000     Refunding Certificates of Participation, Series 1993.....   3.750%    09/03/96      1,150,000
                      ORANGE COUNTY WATER DISTRICT
        4,800,000     Certificates of Participation, 1990 Projects.............   3.600%    09/03/96      4,800,000
                      RIVERSIDE, CITY OF
        2,900,000     Multifamily Revenue Demand Bonds, 1985G..................   3.300%    09/03/96      2,900,000
                      SAN BERNARDINO, COUNTY OF
        1,200,000     Certificates of Participation, 1996......................   3.300%    09/03/96      1,200,000
                      SAN BERNARDINO COUNTY TRANSPORTATION AUTHORITY
        3,000,000     Sales Tax Revenue Bonds, 1994 A..........................   3.350%    09/04/96      3,000,000
                      SANTA CLARA, CITY OF
        1,100,000     Floating Rate Demand Electric Revenue Bonds, C...........   3.300%    09/03/96      1,100,000
                      SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
        4,500,000     Palo Verde Project.......................................   3.300%    09/03/96      4,500,000
                      SOUTH SAN FRANCISCO, CITY OF
          625,000     1991 Water Quality Control Plant Project.................   3.450%    09/04/96        625,000
                      TUSTIN, CITY OF
          400,000     Limited Obligation Improvement Bonds.....................   3.750%    09/03/96        400,000

                      CALIFORNIA TAX-FREE MONEY MARKET FUND

                                 AUGUST 31, 1996


            PAR                                                                                           VALUE
           VALUE                                                                  RATE      MATURITY     (NOTE  1)
           -----                                                                  ----      --------     ---------
VARIABLE RATE DEMAND NOTES (CONTINUED)
                      WESTERN RIVERSIDE COUNTY WASTEWATER AUTHORITY
      $   200,000     1996 Variable Rate Revenue Bonds ........................   3.750%    09/03/96    $     200,000
                                                                                                        -------------
                          Total Variable Rate Demand Notes
                               (cost $46,315,000 ) ............................                            46,315,000
                                                                                                        =============
TAX AND REVENUE ANTICIPATION NOTES (30.57%)

        1,255,000     Alameda Contra Costa Transit District....................   4.250%    01/30/97        1,257,497
        2,000,000     Brentwood Unified School District   .....................   4.500%    07/01/97        2,011,987
        3,000,000     California School Cash Reserve Program...................   4.500%    12/27/96        3,006,075
        3,000,000     California, State of, Revenue Anticipation...............   4.500%    06/30/97        3,012,651
        2,000,000     Los Altos Elementary School District.....................   4.250%    07/01/97        2,007,991
        2,000,000     Los Angeles Unified School District   ...................   4.500%    06/30/97        2,011,151
        3,000,000     LA County Tax and Revenue Anticipation Series A..........   4.500%    06/30/97        3,013,755
        2,000,000     LA County Local Educational Agencies.....................   4.750%    06/30/97        2,013,507
        1,500,000     Petaluma Elementary School District......................   4.500%    07/01/97        1,508,391
        1,500,000     Roseville City School District ..........................   4.700%    09/05/96        1,500,078
        1,000,000     Sacramento Redevelopment Agency, City of *  .............   8.150%    11/01/96        1,026,995
        2,000,000     San Diego, City of.......................................   4.500%    07/02/97        2,012,027
        3,500,000     San Diego, County of.....................................   4.500%    09/30/96        3,501,596
        3,650,000     Stockton California Parking District *...................   8.000%    09/01/96        3,723,000
                                                                                                        -------------
                          Total Tax and Revenue Anticipation Notes
                               (cost $31,606,701) .............................                            31,606,701
                                                                                                        =============
COMMERCIAL PAPER (24.08%)

                      CALIFORNIA EDUCATIONAL FACILITIES FINANCE AUTHORITY
        3,000,000     Carnegie Institution.....................................   3.400%    09/20/96        3,000,000
        2,000,000     Carnegie Institution.....................................   3.550%    11/12/96        2,000,000
                      CALIFORNIA, STATE OF
        2,500,000     General Obligation Commercial Paper .....................   3.450%    09/06/96        2,500,000
                      EASTBAY MUNICIPAL UTILITY DISTRICT
        3,500,000     Water System Series......................................   3.450%    11/19/96        3,500,000
                      LA DEPARTMENT OF WATER & POWER
        3,500,000     Electric Plant Short-Term Revenue Certificates...........   3.350%    09/13/96        3,500,000
                      METROPOLITAN WATER DISTRICT OF SO. CA
        1,200,000     Metropolitan Water District of Southern California ......   3.450%    09/10/96        1,200,000
        2,400,000     Metropolitan Water District of Southern California ......   3.450%    10/24/96        2,400,000
                      SAN DIEGO COUNTY REGIONAL TRANSPORTATION AUTHORITY
        3,000,000     Sales Tax Revenue, Series A..............................   3.350%    10/04/96        3,000,000

                      CALIFORNIA TAX-FREE MONEY MARKET FUND

                                 AUGUST 31, 1996


            PAR                                                                                           VALUE
           VALUE                                                                 RATE      MATURITY      (NOTE  1)
           -----                                                                 ----      --------      ---------

COMMERCIAL PAPER (CONTINUED)
                      SACRAMENTO MUNICIPAL UTILITY DISTRICT
     $  2,800,000     Commercial Paper Notes, Series I.........................   3.300%    09/10/96    $   2,800,000
        1,000,000     Commercial Paper Notes, Series I.........................   3.500%    12/18/96        1,000,000
                                                                                                        -------------

                           Total Commercial Paper
                               (cost $24,900,000) .............................                           24,900,000
                                                                                                        ------------

                           Total Investments (99.44%)
                               (cost $102,821,701) (a) ........................                           102,821,701
                             Other Assets in Excess of Liabilities (0.56%)                                    580,356
                                                                                                        -------------
                                Net Assets (100.00%)...........................                         $ 103,402,057
                                                                                                        =============



(a) Aggregate cost for federal income tax purposes is $102,821,701.
* Denotes Bond issue refunded prior to maturity and secured by 100% US Government Direct Obligations.

                 See accompanying notes to financial statements

                         CALIFORNIA TAX-FREE INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                                 AUGUST 31, 1996

        PAR                                                                                                               VALUE
       VALUE                                                                           RATE              MATURITY        (NOTE  1)
       -----                                                                           ----              --------         -------
LONG-TERM SECURITIES (97.69%)
                      CALIFORNIA POLLUTION CONTROL AUTHORITY
    $   3,000,000     San Diego Gas & Electric, Series 1996A...................        5.900%             06/01/14    $  3,026,250
                      CALIFORNIA, STATE OF
        9,000,000     General Obligations .....................................        6.250%             09/01/12       9,607,500
                      STATE OF CA DEPT OF WATER RESOURCES
        2,320,000     Dept. of Water Resources Central Valley J-1 ..............       7.000%             12/01/11       2,650,600
        2,835,000     Dept. of Water Resources Central Valley J-3 ..............       7.000%             12/01/11       3,238,987
                      CALIFORNIA STATE PUBLIC WORKS BOARD
        8,000,000     State Prisons, Imperial County ..........................        6.500%             09/01/17       8,460,000
        2,000,000     State Prisons 1993 Series A .............................        5.250%             12/01/13       1,892,500
        5,000,000     Lease Revenue Bonds Regents of Univ. of CA  .............        5.500%             06/01/14       4,750,000
        3,630,000     California Community Colleges 1994 Series A .............        9.000%             10/01/03       4,419,525
                      CA STATEWIDE COMMUNITIES DEV. AUTH.
        6,000,000     Hospital Revenue Certs. of Part., Cedar Sinai ...........        6.500%             08/01/12       6,255,000
        3,615,000     Children's Hospital of Los Angeles, Series 1993..........        6.000%             06/01/09       3,746,044
                      CASTAIC LAKE WATER AGENCY
        2,090,000     Refunding Revenue Certificates Series 1994A .............        7.250%             08/01/09       2,427,012
                      CONTRA COSTA WATER AUTHORITY
        4,000,000     Water District Series E .................................        6.250%             10/01/12       4,270,000
                      CULVER CITY REDEVELOPMENT FINANCE AUTHORITY
        3,000,000     Tax Allocation Refunding Revenue Bonds, 1993.............        5.500%             11/01/14       2,917,500
                      EAST BAY MUNICIPAL UTILITY DISTRICT
        2,020,000     Water System Subordinated Rev. Refunding, 1996...........        5.000%             06/01/15       1,838,200
                      ELK GROVE UNIFIED SCHOOL DISTRICT
        4,000,000     Special Tax Revenue Bonds................................        6.500%             12/01/24       4,395,000
                      FONTANA UNIFIED SCHOOL DISTRICT
        4,240,000     Gen. Obligation Convertible Bonds, 1993 Series C.........        0.000%             05/01/12       4,070,400
                      CITY OF FRESNO
        6,000,000     Sewer System Revenue Bonds ..............................        5.250%             09/01/19       5,587,500
                      LA CONVENTION & EXHIBIT CENTER
        1,300,000     LA Convention & Exhibit Center  Series 85................        9.000%             12/01/20       1,667,250
          560,000     LA Convention & Exhibit Center  Series 85................        9.000%             12/01/10         718,200
        4,500,000     LA Convention & Exhibit Center  Series 1995 A  ..........        6.000%             08/15/10       4,674,375
                      LA, CITY OF, DEPARTMENT OF AIRPORTS
        2,500,000     Refunding Revenue Bonds...................................       6.500%             05/15/04       2,737,500
                      LOS ANGELES STATE BUILDING AUTHORITY
        5,250,000     Lease Revenue Refunding Bonds.............................       5.625%             05/01/11       5,026,875
                      LA, DEPT OF WATER AND POWER
        3,000,000     Wastewater System Revenue Bonds 1994 ....................        8.500%             06/01/04       3,645,000
                      LA COUNTY TRANS COMMISSION
        4,540,000     Transportation Commission, Series 1991 ..................        6.500%             07/01/10       4,948,600
                      M-S-R PUBLIC POWER AGENCY
        2,000,000     San Juan Project Refunding Rev Bond, Ser. D .............        6.750%             07/01/20       2,260,000
        5,410,000     San Juan Project Refunding Rev Bond, Ser. F .............        6.125%             07/01/13       5,694,025

                         CALIFORNIA TAX-FREE INCOME FUND

                                 AUGUST 31, 1996

            PAR                                                                                                    VALUE
           VALUE                                                                       RATE         MATURITY      (NOTE  1)
           -----                                                                       ----         --------       -------
LONG-TERM SECURITIES (CONTINUED)
                      METROPOLITAN WATER DISTRICT OF SO. CA
     $  4,000,000     Water Revenue Bonds 1995 Series A........................        5.750%       07/01/15  $   3,980,000
                      NORTHERN CALIFORNIA, TRANSMISSION AGENCY OF
        1,000,000     CA-Oregon Transmission Project, Series 1990A.............        7.000%       05/01/13      1,151,250
                      NORTHERN CALIFORNIA POWER AGENCY
        1,425,000     Geothermal Project, Series A.............................        5.850%       07/01/10      1,473,094
                      REDEVELOPMENT AGENCY OF OAKLAND
        5,650,000     Central District Redevelopment Project Ser. 1992 ........        5.500%       02/01/14      5,501,687
                      ORANGE COUNTY LOCAL TRANS AUTHORITY
        3,000,000     Measure M Sales Tax Revenue Bonds .......................        9.500%       02/15/03      3,735,000
                      PASADENA, CITY OF
        4,000,000     Certificate of Part., 1990 Capital Imp. Projects.........        6.250%       01/01/18      4,105,000
                      PORT HUENEME, CITY OF
        2,200,000     Refunding Cert. of Participation, 1992...................        6.000%       04/01/12      2,279,750
                      RIVERSIDE
        2,000,000     Sewer Revenue Bonds......................................        5.000%       08/01/11      1,872,500
                      SACRAMENTO MUNICIPAL UTILITY DISTRICT
        9,000,000     Refunding  Revenue Bond Series A ........................        6.250%       08/15/10      9,607,500
                      SACRAMENTO COUNTY SANITATION DISTRICT
        2,000,000     Revenue Bonds , 1995.....................................        5.000%       12/01/15      1,772,500
                      SAN BERNARDINO COUNTY
        5,500,000     Capital Facilities Project ..............................        6.875%       08/01/24      6,345,625
                      SAN FRANCISCO BART DISTRICT
        2,950,000     Sales Tax Rev. Refunding Series 1990 ....................        6.750%       07/01/11      3,307,688
                      SAN JOSE REDEVELOPMENT AGENCY
        5,500,000     Merged Area Redevelopment Project  ......................        6.000%       08/01/10      5,768,125
                      SAN JOSE-SANTA CLARA CLEAN WATER FINANCE AUTHORITY
        2,650,000     Sewer Revenue Bonds......................................        5.375%       11/15/15      2,507,563
                      SAN MATEO COUNTY REG. TRANS. DISTRICT
       10,000,000     Sales Tax Revenue Bonds, 1993 A .........................        5.250%       06/01/19      9,262,500
                      REDEVELOPMENT AGENCY OF SANTA CLARA
        6,000,000     Bayshore North Project Tax Allocation 1992  .............        7.000%       07/01/10      6,840,000
                      SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
        2,400,000     Installment Sale, Bonds .................................        6.000%       08/01/11      2,511,000
                      SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
        2,000,000     Multiple Project Revenue Bonds, 1989 ....................        6.750%       07/01/12      2,190,000
        6,800,000     Multiple Project Revenue Bonds, 1989.....................        6.750%       07/01/13      7,429,000
                      UNIVERSITY OF CALIFORNIA, UCLA REGENTS
        3,000,000     UCLA Central Chiller/Cogeneration Facility ..............       10.000%       11/01/03      3,858,750
                                                                                                              -------------
                           Total Long-term Securities
                                (cost $183,462,215) ...........................                                 190,422,375
                                                                                                              =============

                         CALIFORNIA TAX-FREE INCOME FUND

                                 AUGUST 31, 1996

            PAR                                                                                                        VALUE
           VALUE                                                                        RATE     MATURITY             (NOTE  1)
           -----                                                                        ----     --------              -------
VARIABLE RATE DEMAND NOTES (0.97%)
                      CALIFORNIA HEALTH FACILITIES FINANCE AUTHORITY
       $  200,000     Sutter Health 1996B......................................         3.650%     09/03/96       $     200,000
          500,000     Sutter Health............................................         3.750%     09/03/96             500,000
                      IRVINE WATER RANCH DISTRICT
          400,000     Consolidated Series, 1985................................         3.800%     09/03/96             400,000
                                  REGIONAL AIRPORTS IMPROVEMENT CORPORATION
          300,000     Facilities Sublease Revenue Bonds........................         3.700%     09/03/96             300,000
          400,000     Facilities Sublease Revenue Bonds........................         3.700%     09/03/96             400,000
          100,000     Facilities Sublease Revenue Bonds........................         3.700%     09/03/96             100,000
                                                                                                                  -------------
                      Total Variable Rate Demand Notes
                           (cost $1,900,000) ..................................                                       1,900,000
                                                                                                                  -------------
                      Total Investments (98.66%)
                                (cost $185,362,215) (a) .......................                                     192,322,375
                      Other Assets in Excess of Liabilities (1.34%)............                                       2,603,208
                                                                                                                  -------------
                            Net Assets (100.00%) ..............................                                   $ 194,925,583
                                                                                                                  =============


(a) Aggregate cost for federal income tax purposes is $185,362,215. At August 31, 1996, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                           Unrealized appreciation .........................................................  $  8,470,690
                           Unrealized depreciation .........................................................    (1,510,530)
                                                                                                              ------------
                               Net unrealized appreciation .................................................  $  6,960,160
                                                                                                              ============


                 See accompanying notes to financial statements

                      CALIFORNIA INSURED INTERMEDIATE FUND

                            PORTFOLIO OF INVESTMENTS

                                 AUGUST 31, 1996

            PAR                                                                                                          VALUE
           VALUE                                                                      RATE           MATURITY           (NOTE 1)
           -----                                                                      ----           --------            -------

LONG-TERM SECURITIES (97.53%)
                      CABRILLO UNIFIED SCHOOL DISTRICT
     $     400,000    General Obligations, 1996, Series A......................       4.700%          08/01/03        $  395,500
                      CALIFORNIA, STATE OF
           300,000    General Obligations .....................................       5.750%          10/01/05           314,250
                      STATE PUBLIC WORKS BOARD
           600,000    College and University Housing Revenue ...............          4.900%          11/01/03           598,500
           600,000    Energy Efficiency Revenue Bonds 1995 Series A    ...            5.250%          10/01/03           610,500
                      CONTRA COSTA CA WATER DISTRICT
           750,000    Water Revenue Bond, Series E  ...........................       5.800%          10/01/02           789,375
                      CONTRA COSTA TRANSPORTATION AUTHORITY
           800,000    Sales Tax Revenue Bonds 1995 Series A.................          6.000%          03/01/03           851,000
                      DELTA DIABLO SANITATION DISTRICT
           400,000    Wastewater Facilities Expansion Project .................       6.250%          12/01/04           429,000
                      DESERT SANDS UNIFIED SCHOOL DISTRICT
           735,000    Certificates of Participation, Series 1995...............       5.300%          03/01/07           726,731
                      EAST BAY CA MUNICIPAL UTILITY DISTRICT
           500,000    Water Revenue Refunding Bonds..........................         6.000%          06/01/03           532,500
                      ELSINOR VALLEY CA WATER DISTRICT
         1,000,000    Certificate of Participation, Series A  .................       5.900%          07/01/05         1,052,500
                      INDUSTRY, CITY OF
           700,000    Refunding Bonds, Series 1993.............................       5.500%          07/01/09           697,375
                      LONG BEACH FINANCE AUTHORITY
           700,000    Revenue Bonds Series 1992................................       5.150%          01/15/08           685,125
                      LOS ANGELES, CITY OF
           965,000    General Obligation, Series A  ...........................       5.600%          09/01/05           996,363
                      LOS ANGELES DEPARTMENT OF AIRPORTS
           700,000    Revenue Refunding Bonds..................................       6.500%          05/15/03           763,000
                      LOS ANGELES, CITY OF
           710,000    Wastewater System, Series 1994-A ........................       8.500%          06/01/03           850,225
                      LA COUNTY TRANSPORTATION COMMISSION
           550,000    Sales Tax Revenue Bonds...................................      5.900%          07/01/07           579,563
                      METROPOLITAN WATER DIST. OF SO. CA
           800,000    Waterworks Revenue Bonds.................................       5.500%          07/01/09           800,000
                      NORTHERN CALIFORNIA, TRANSMISSION AGENCY OF
           700,000    California/Oregon Transmission Proj., Rev. Bonds ...            6.100%          05/01/03           747,250
                      OAK PARK UNIFIED SCHOOL DISTRICT
         1,000,000    General Obligation, Refunding Bonds..................           5.150%          05/01/07           983,750
                      ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
           800,000    Local Trans Authority, Second Senior Ser. 1994  ....            9.500%          02/15/03           996,000
                      RIVERSIDE COUNTY TRANSPORTATION COMMISSION
           260,000    Sales Tax Revenue Bonds .................................       5.500%          06/01/04           268,125

                      CALIFORNIA INSURED INTERMEDIATE FUND

                                 AUGUST 31, 1996

            PAR                                                                                                       VALUE
           VALUE                                                                    RATE            MATURITY         (NOTE 1)
           -----                                                                    ----            --------         ---------
LONG-TERM SECURITIES (CONTINUED)
                      SACRAMENTO MUNICIPAL WATER DISTRICT
       $   900,000    Electric Revenue Refunding Bonds ........................     5.100%          11/15/03       $    911,250
                      COUNTY OF SACRAMENTO PFA
           400,000    Main Detention Facility Certificate of Part. ............     5.300%          06/01/04            406,500
                      SAN DIEGO COUNTY REG. TRANS COMM.
           800,000    Second Senior Sales Tax Revenue Bonds....................     5.000%          04/01/03            802,000
                      SAN FRANCISCO CITY & CNTY., AIRPORT COMMISSION
           455,000    Refunding Revenue Bonds..................................     5.150%          05/01/03            460,119
                      SAN FRANCISCO, CITY & COUNTY
           500,000    Sewer Revenue Refunding Bonds Series 1992................     5.500%          10/01/02            516,875
                      SAN MATEO JOINT POWERS AUTHORITY
           400,000    Joint Powers Authority, Series A ........................     5.100%          08/01/03            404,000
                      CITY OF SANTA ROSA
           400,000    Wastewater Refunding ....................................     5.125%          09/01/05            399,500
                      SIGNAL HILL REDEVELOPMENT AGENCY
           745,000    Signal Hill Project No. 1, 1993 .........................     5.200%          10/01/03            758,037
                      SOUTHERN CA PUBLIC POWER AUTHORITY
           800,000    Transmission Project Revenue Bonds, Series A.............     6.000%          07/01/04            851,000
                      TURLOCK IRRIGATION DISTRICT
         1,000,000    Revenue Refunding Bonds 1996 Series A....................     6.000%          01/01/08          1,051,250
                      UNIVERSITY OF CA, REGENTS OF THE
           650,000    Housing System Revenue Bonds.............................     5.000%          11/01/02            654,875
           700,000    Multi-purpose Projects, Series C.........................    10.000%          09/01/02            879,375
                      VISALIA, CITY OF
           800,000    Wastewater System Revenue Bonds..........................     5.900%          12/01/05            847,000
                                                                                                                    -----------
                         Total Long-term Securities
                          (cost $23,446,004) ..................................                                      23,608,413
                                                                                                                    -----------


VARIABLE RATE DEMAND NOTES (6.19%)
                      CALIFORNIA POLLUTION CONTROL AUTHORITY
         1,000,000    Southern California Edison Series A......................     3.750%          09/01/96          1,000,000
                      CITY OF IRVINE
           500,000    Updates Improvement Bonds.............................        3.750%          09/01/96            500,000
                                                                                                                    -----------
                        Total Variable Rate Demand Notes
                             (cost $1,500,000) ................................                                       1,500,000
                                                                                                                    -----------

                        Total Investments (103.72%)
                             (cost $24,946,004) (a) ...........................                                      25,108,413
                        Liabilities in excess of Other Assets (-3.72%) ........                                        (901,684)
                                                                                                                    -----------
                             Net Assets (100.00%) .............................                                    $ 24,206,729
                                                                                                                   ============

(a) Aggregate cost for federal income tax purposes is $24,946,004. At August 31, 1996, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                                     Unrealized appreciation ......................       $  303,413
                                     Unrealized depreciation ......................         (141,004)
                                                                                          ----------
                                     Net unrealized appreciation ..................       $  162,409
                                                                                          ==========


                 See accompanying notes to financial statements

                         U.S. GOVERNMENT SECURITIES FUND

                            PORTFOLIO OF INVESTMENTS

                                 AUGUST 31, 1996



            PAR                                                                                                        VALUE
           VALUE                      RATE                              MATURITY                                     (NOTE  1)
           -----                      ----                              --------                                      -------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (49.74%)
     $     998,516                    8.000%                             07/15/24                                 $  1,002,510
           958,945                    7.000%                             04/15/24                                      916,205
           814,055                    8.000%                             07/15/24                                      817,311
         1,987,894                    6.500%                             03/15/26                                    1,830,114
           982,232                    6.500%                             01/15/26                                      904,272
           993,479                    7.000%                             03/15/26                                      943,495
         2,026,901                    7.000%                             01/15/26                                    1,924,923
         1,000,363                    6.500%                             03/15/26                                      920,964
           985,057                    7.000%                             04/15/26                                      935,499
         1,006,310                    6.500%                             04/15/26                                      926,439
           987,106                    6.500%                             04/15/26                                      908,759
           987,124                    7.000%                             05/15/26                                      937,462
            46,847                   10.000%                             10/15/10                                       50,624
            21,244                   11.250%                             07/15/13                                       23,681
             8,000                   10.000%                             07/15/13                                        8,645
            41,167                   10.000%                             09/15/18                                       44,949
           478,767                    9.000%                             10/15/18                                      499,863
           872,574                    8.000%                             09/15/21                                      873,392
                                                                                                                  ------------

                  Total Government National  Mortgage Association (cost $14,722,785)................                14,469,107
                                                                                                                  ------------

UNITED STATES TREASURY BONDS (37.06%)
         1,600,000                    9.000%                             11/15/18                                    1,899,000
         1,500,000                    8.875%                             02/15/19                                    1,761,093
         2,000,000                    8.500%                             02/15/20                                    2,270,624
         2,000,000                    8.750%                             05/15/20                                    2,327,500
         2,300,000                    8.125%                             08/15/21                                    2,519,938
                                                                                                                  ------------

                  Total United States Treasury  Bonds (cost $11,202,036) ...........................                10,778,155
                                                                                                                  ------------

UNITED STATES TREASURY NOTES (0.85%)
           250,000                    6.500%                             05/31/01                                      247,734
                                                                                                                  ------------
                  Total United States Treasury Notes (cost $248,345) ...............................                   247,734
                                                                                                                  ------------

UNITED STATES TREASURY STRIPS (10.45%)
         6,000,000                    0.000%                             11/15/18                                    1,175,441
         6,000,000                    0.000%                             05/15/19                                    1,135,535
         4,000,000                    0.000%                             11/15/19                                      729,736
                                                                                                                  ------------
                  Total United States Treasury Strips (cost $3,247,896) ............................                 3,040,712
                                                                                                                  ------------

                         U.S. GOVERNMENT SECURITIES FUND

                                  AUGUST 31, 1996

            PAR                                                                                         VALUE
           VALUE                                               RATE               MATURITY            (NOTE  1)
           -----                                               ----               --------             -------
UNITED STATES TREASURY BILL (1.03%)

       $   300,000                                             5.170%             10/10/96                      $    298,387
                                                                                                                ------------
        Total United States Treasury Bill (cost $298,387).......................................                     298,387
                                                                                                                ------------

        Total Investments (cost $29,719,449) (a) (99.13%).......................................                  28,834,095
        Other Assets in Excess of Liabilities (0.87%)...........................................                     253,669
                                                                                                                ------------

        Net Assets (100.00%)....................................................................                $ 29,087,764
                                                                                                                ============


(a) Aggregate cost for federal income tax purposes is $29,719,449. At August 31, 1996, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

       Unrealized appreciation .......................................      $    86,356
       Unrealized depreciation .......................................         (971,710)
                                                                            -----------
       Net unrealized depreciation ...................................      $  (885,354)
                                                                            ===========

                        THE UNITED STATES TREASURY TRUST

                            PORTFOLIO OF INVESTMENTS

                                 AUGUST 31, 1996

       PAR                                                                                                VALUE
      VALUE                    RATE                                   MATURITY                           (NOTE  1)
      -----                    ----                                   --------                            -------
                                         UNITED STATES TREASURY BILLS (100.09%)

  $  2,500,000                 4.875%-5.150%                            11/14/96                        $  2,474,773
     1,900,000                 5.060%                                   12/12/96                           1,872,021
     3,400,000                 5.040%                                   01/09/97                           3,338,120
     3,000,000                 5.050%                                   10/03/96                           2,986,533
     3,300,000                 5.170%                                   10/10/96                           3,281,857
     3,600,000                 4.965%                                   10/24/96                           3,573,686
     1,000,000                 4.960%-5.000%                            10/31/96                             991,720
     3,800,000                 5.170%                                   11/07/96                           3,764,285
     2,700,000                 5.070%                                   11/21/96                           2,669,200
     2,100,000                 5.140%                                   11/29/96                           2,072,666
     3,000,000                 5.270%                                   12/19/96                           2,952,176
     3,200,000                 4.935%                                   09/19/96                           3,191,915
     4,800,000                 5.030%                                   10/17/96                           4,768,533
                                                                                                        ------------

                 Total Investments (cost $37,937,485) (a) (100.09%)............                           37,937,485
                 Liabilities in Excess of Other Assets (-.09%).................                              (34,779)
                                                                                                        ------------
                 Net Assets (100.00%) .........................................                         $ 37,902,706
                                                                                                        ============


(a) Cost for federal income tax purposes is $37,937,485.


                 See accompanying notes to financial statements

                               S&P 500 INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 1996


     SHARES                                                VALUE
     ------                                                -----
COMMON STOCK (85.71%)
CAPITAL GOODS (4.80%)
PRODUCTION (1.26%)

      200        Briggs & Stratton   .............       $   8,700
    1,500        Caterpillar Inc..................         103,313
      100        Cincinnati Milacron Inc..........           1,975
      700        Cooper Industries ...............          28,350
    2,000        Deere & Co.......................          79,500
    1,100        Dover Co.........................          48,263
      300        FMC Corp.*.......................          19,200
      300        Foster Wheeler Corp..............          12,938
      900        Illinois Tool Works..............          62,213
      700        Ingersol Rand Co. ...............          29,925
      800        Pall Corp........................          18,800
      550        Parker Hannifin..................          21,450
      300        Raychem..........................          20,588
      100        Timken Co........................           3,800
    1,000        Tyco International Ltd. .........          42,250
    3,200        Westinghouse Electric............          52,400
                                                         ---------
                                                           553,665
                                                         ---------

MACHINERY (AGRICULTURE & CONSTRUCTION)(0.07%)
      400        Case Equipment ..................          18,200
      300        Varity Corp. New*................          15,075
                                                         ---------
                                                            33,275
                                                         ---------

MACHINERY (INDUSTRIAL) (0.03%)
      100        Giddings and Lewis Inc...........           1,300
      300        Harnischfeger....................          11,325
                                                         ---------
                                                            12,625
                                                         ---------

POLLUTION CONTROL (0.27%)
    3,700        WMX Technologies, Inc............         117,013
                                                         ---------

ELECTRICAL EQUIPMENT (3.01%)
    1,628        AMP Inc..........................          62,271
    1,700        Emerson Electric Co..............         142,375
   12,810        General Electric.................       1,064,831
      800        General Instrument Corp.* ..               21,900
      300        Grainger WW Inc..................          20,250
      600        Scientific-Atlanta Inc...........           8,100
                                                         ---------
                                                         1,319,727
                                                         ---------
TRANSPORTATION EQUIPMENT (0.02%)
      200        Cummins Engine...................           7,525
                                                         ---------

Conglomerate (0.14%)
    1,200        Tenneco, Inc.....................          59,700
                                                         ---------

                 Total Capital Goods..............       2,103,530
                                                         ---------

CONSUMER CYCLICAL (7.18%)
HOUSING (0.00%)
      100        Kaufman & Broad Home Corp.                  1,225
                                                         ---------

BUILDING MATERIAL (0.49%)
    3,633        Home Depot.......................         193,003
      300        Johnson Controls.................          21,150
                                                         ---------
                                                           214,153
                                                         ---------
AUTO & TRUCK (2.13%)
    5,800        Chrysler Corp....................         168,925
      700        Dana.............................          21,000
      500        Eaton Corp.......................          27,688
      500        Echlin Corp......................          15,250
    9,010        Ford Motor Co....................         301,835
    5,800        General Motors Corp..............         288,550
      900        Genuine Parts Co. ...............          38,588
      900        ITT Industries ..................          20,588
      215        Paccar Inc.......................           9,729
      100        Trinova Corp.....................           3,138
      400        TRW Inc..........................          37,000
                                                         ---------
                                                           932,291
                                                         ---------
TIRE & RUBBER (0.18%)
      500        Cooper Tire and Rubber Co.                  9,750
      200        Goodrich, B.F. Co................          15,000
    1,200        Goodyear Tire & Rubber...........          54,750
                                                        ----------
                                                            79,500
                                                        ----------
APPLIANCE (0.27%)
      300        Armstrong World Ind..............          18,563
    1,180        Black and Decker.................          46,610
      600        Maytag Corp......................          16,100
      300        Snap-On Inc......................          13,688
      500        Whirlpool Corp...................          24,500
                                                        ----------
                                                           119,461
                                                        ----------
HOUSEHOLD PRODUCTS (0.16%)
    1,494        Federated Department Stores*.....          51,730
      400        Tupperware Corp.*................          17,500
                                                         ---------
                                                            69,230
                                                         ---------
TEXTILE & APPAREL (0.48%)
      400        Liz Claiborne Inc................          13,900
      700        Melville Corp....................          29,575
    1,100        Nike Class B.....................         118,800
      500        Reebok International Ltd.........          18,000
      100        Russell Co.......................           3,200
      100        Spring Industries ...............           4,513
      400        VF Corp..........................          23,500
                                                         ---------
                                                           211,488
                                                         ---------
RETAIL-GENERAL (3.35%)
      400        American Greetings Corp..........          10,300
    1,000        American Stores Co...............          41,125
      800        Charming Stores Inc.*............           5,350
      700        Circuit City Stores..............          22,050
    1,500        Dayton Hudson Corp...............          51,750
      900        Dillard Dept. Stores Class A.....          30,600
    2,200        Gap Inc..........................          77,000
      400        Giant Foods......................          13,450
      100        Great Atlantic & Pacific.........           2,675
      100        Jostens..........................           1,863
    1,270        Kroger*..........................          53,816
    1,100        Lowes Cos........................          39,738
    1,900        May Dept. Stores.................          86,450
      300        Mercantile Stores Co.............          15,825

                               S&P 500 INDEX FUND

                                August 31, 1996



Shares                                                           Value
------                                                           -----


RETAIL-GENERAL (CONTINUED)
   600              Nordstrom Inc.......................    $   23,400
 1,700              Penney, JC Co.......................        89,888
   400              Pep Boys-Manny, Mo, Jack............        13,400
   500              Rite Aid Corp.......................        15,938
 3,000              Sears Robuck & Co...................       132,000
   400              Supervalu Inc.......................        11,250
   400              Tandy Corp..........................        17,650
 2,105              The Limited Ltd.....................        38,943
   500              TJX Cos, Inc.........................       16,000
 2,100              Toys R Us, Inc.*....................        61,950
17,640              Wal-Mart Stores Inc.................       467,460
 1,900              Walgreen Co.........................        62,700
 1,200              Winn-Dixie Stores Inc...............        41,250
 1,000              Woolworth Corp.*....................        21,250
                                                             ---------
                                                             1,465,071
                                                             ---------
LODGING (0.12%)
   900              HSF Inc.*...........................        53,888
                                                             ---------

                    Total Consumer Cyclical.............     3,146,307
                                                             ---------
CONSUMER NON-DURABLE (23.91%)
HEALTH CARE (0.38%)
   400              Bausch & Lomb Inc...................        13,250
   800              Beverly Enterprises*................         8,200
   900              Biomet Inc.*........................        14,063
   400              Manor Care..........................        13,750
 2,000              Warner-Lambert Co...................       119,000
                                                             ---------
                                                               168,263
                                                             ---------
CONSUMER PRODUCT (0.09%)
 1,200             Newell Co...........................         37,350
                                                             ---------
FOOD, BEVERAGE & TOBACCO (6.92%)
 1,200              American Brands.....................        48,750
 4,168              Archer-Daniels-MidLand Co...........        73,991
 1,900              Campbell Soup.......................       123,738
19,240              Coca-Cola...........................       962,000
 1,900              Conagra Inc.........................        80,038
 1,000              CPC International...................        68,875
 1,200              Darden Restaurants..................         9,600
   100              Fleming Cos., Inc...................         1,600
 1,200              General Mills.......................        66,000
 2,850              HJ Heinz Co.........................        89,775
   500              Hershey Foods.......................        43,563
 1,700              Kellogg Co..........................       114,750
   800              Loews Corporation...................        59,800
12,040              Pepsi Co............................       346,150
 6,370              Philip Morris Co., Inc..............       571,708
   820              Pioneer Hi-Bred Int.................        45,203
 1,000              Quaker Oats.........................        32,875
   700              Ralston-Ralston Purina Grp..........        43,750
 3,700              Sara Lee Corp.......................       116,550
 1,400              Sysco Corp..........................        44,975
 1,400              UST Inc.............................        42,000
   800              Wrigley Wm Jr.......................        43,300
                                                             ---------
                                                             3,028,991
                                                             ---------
RETAIL-FOOD & DRUGS (0.27%)
 1,900              Albertson's Inc.....................        80,513
 3,500              KMart...............................        35,000
   100              Longs Drug Stores...................         4,000
                                                            ----------
                                                               119,513
                                                            ----------
COMMUNICATIONS & MEDIA (1.17%)
   300              Andrew Corp.*.......................        13,350
 1,600              Comcast Corp CL A Spec..............        25,800
   400              Comcast Corp CL A...................         6,350
   700              Dow Jones & Co......................        27,388
 1,100              Gannett Co., Inc....................        73,700
   400              Harcourt General Inc................        19,150
 1,110              Interpublic Group Cos. Inc..........        50,228
   600              Knight Ridder Inc...................        20,250
   700              New York Times Class A..............        21,875
 5,000              TeleCommunications Inc.A*...........        74,375
 3,000              Time Warner Inc.....................       100,125
   800              Times Mirror Co. A-New..............        34,700
   650              Tribune Co..........................        46,719
                                                            ----------
                                                               514,010
                                                            ----------
ENTERTAINMENT & LEISURE (1.14%)
   400              Bally Entertainment Corp.*..........        10,900
   700              Brunswick Corp......................        14,788
   500              Hasbro, Inc.........................        18,375
   100              King World Productions, Inc.*.......         3,525
 2,085              Mattel CS...........................        54,992
 5,400              McDonalds Corp......................       250,425
 1,513              Price/Costco, Inc.*.................        30,071
   300              Shoney's, Inc.*.....................         2,738
    64              Viacom Inc. Cl A*...................         2,000
 2,784              Viacom Inc. Cl B*...................        87,696
 1,000              Wendys International................        20,250
                                                            ----------
                                                               495,760
                                                            ----------
APPAREL (0.04%)
   550              Fruit of the Loom*..................        15,263
   200              Stride Rite Corp....................         1,700
                                                            ----------
                                                                16,963
                                                            ----------
DRUGS (7.59%)
 6,100              Abbott Labs.........................       275,263
   400              Allergan............................        15,550
   500              Alza Corp. Class A*.................        13,688
 4,800              Amer Home Products Corp.............       284,400
   400              Bard C.R. Inc.......................        12,400
 2,100              Baxter International, Inc...........        93,713
 1,260              Becton Dickinson Co.................        51,503
 3,900              Bristol-Meyer/Squibb................       342,225
   300              Community Psychiatric*..............         2,400
 1,280              Humana Inc.*........................        24,000
10,040              Johnson & Johnson...................       494,470
 4,240              Lilly, Eli & Co.....................       242,740
 1,800              Medtronic Inc.......................        93,600
 9,500              Merck & Co..........................       623,438
 4,900              Pfizer, Inc.........................       347,900
 3,920              Pharmacia & Upjohn, Inc.............       164,640
 2,800              Schering Plough Corp................       156,450

                               S&P 500 INDEX FUND

                                AUGUST 31, 1996

     SHARES                                     VALUE
     ------                                     -----


DRUGS (CONTINUED)
1,170   St. Jude Medical*..............     $    41,974
2,040   Tenet Healthcare Corp.*........          42,840
                                            -----------
                                              3,323,194
                                            -----------
HOSPITAL SUPPLY & SERVICE (0.17%)
1,287   Boston Scientific Corp.*.......          59,041
  400   US Surgical Corp...............          14,600
                                            -----------
                                                 73,641
                                            -----------
COSMETIC & SOAP (2.00%)
  100   Alberto-Culver Co. Cl B........           4,138
1,000   Avon Products, Inc.............          47,875
  300   Clorox  .......................          28,088
1,000   Colgate Palmolive Co...........          81,250
3,400   Gillette Co....................         216,750
  700   Int'l Flavors & Fragrance......          30,100
5,230   Proctor & Gamble...............         464,816
                                            -----------
                                                873,017
                                            -----------
LIQUOR (0.67%)
2,000   Anheuser-Busch Cos., Inc.......         151,500
  500   Brown Foreman Cl. B............          18,125
1,310   Coors (Adolph).................          26,200
2,900   Seagrams.......................          96,063
                                            -----------
                                                291,888
                                            -----------
TRAVEL & RECREATION (1.04%)
1,810   CUC International, Inc.*.......          62,219
  300   Fleetwood Enterprises..........           8,325
  600   Harrahs Entertainment, Inc.*...          11,400
  300   Hilton Hotels Corp.............          32,063
  800   Marriot Intl...................          43,900
5,244   Walt Disney Co.................         298,908
                                            -----------
                                                456,815
                                            -----------
PRINTING & PUBLISHING (0.17%)
1,200   Donnelley, RR & Sons...........          39,150
600     McGraw Hill Cos., Inc..........          24,600
200     Meredith Corporation...........           8,600
                                            -----------
                                                 72,350
                                            -----------
RESTAURANT (0.01%)
100     Luby's Cafeterias Inc..........           2,363
400     Ryan's Family Steak House*.....           3,350
                                            -----------
                                                  5,713
                                            -----------
BUSINESS SERVICE (1.67%)
  200   Autodesk Inc...................           4,600
2,200   Automatic Data Proc., Inc......          91,575
1,600   Browning Ferris................          40,800
4,900   Cisco Systems Inc.*............         258,475
2,850   Computer Associates............         149,625
  490   Computer Sciences *............          34,300
  860   Deluxe Corp....................          32,895
1,300   Dunn & Bradstreet..............          74,913
  700   H&R Block......................          17,500
  100   Harland, John H Co.............           2,513
  600   Moore Corp.....................          10,500
  300   National Service Inds..........          11,400
                                            -----------
                                                729,096
                                            -----------
OFFICE PRODUCT (0.07%
  570   Avery Dennison Co..............          29,141
                                            -----------
HEALTH CARE SERVICE (0.58%)
3,887   Columbia/HCA Hthcare Corp......         190,942
  400   Ecolab Inc.....................          12,150
1,300   United Healthcare Corp.........          50,213
                                            -----------
                                                253,305
                                            -----------
         Total Consumer Non-Durable ...      10,489,010
                                            -----------
BANKING & FINANCIAL SERVICE (12.00%)
BANK & BANK HOLDING COS. (6.16%)
3,530   Banc One Corp..................         135,464
1,200   Banc of Boston.................          63,300
3,000   Bank of New York...............          83,625
2,800   BankAmerica Corp...............         217,000
  500   Bankers Trust New York.........          38,875
  600   Barnett Bank Inc...............          39,375
1,200   Boatmens Bancshares............          63,900
3,348   Chase Manhattan Corp...........         249,008
3,732   Citicorp.......................         310,689
  900   Comerica.......................          43,875
1,690   Corestates Financial...........          69,924
  700   Fifth Third Bancorp............          37,100
1,145   First Bank System Inc..........          73,566
2,458   First Chicago NBD Corp.........         104,772
2,240   First Union Corp...............         143,080
2,035   Fleet Financial Group, Inc.....          84,961
  950   Mellon Bank....................          52,606
1,400   Morgan, J.P. & Co., Inc........         122,675
2,300   Nations Bank Corp..............         195,788
2,700   Norwest Corp...................         101,588
2,600   PNC Financial Corp.............          81,250
  400   Republic New York Corp.........          26,450
1,800   Suntrust Banks, Inc............          69,075
1,300   U.S. Bancorp...................          49,725
1,300   Wachovia Corp..................          59,475
  733   Wells Fargo & Co...............         182,334
                                            -----------
                                              2,699,480
                                            -----------
SAVINGS & LOAN (0.33%)
1,400   Fed. Home Loan Mortgage........         123,725
  400   Golden West Financial..........          22,200
                                            -----------
                                                145,925
                                            -----------
FINANCE COMPANY (1.47%)
1,300   Ahmanson, HF&Co................          32,825
3,700   American Express Co............         161,875
  400   Beneficial Corp................          22,550
1,100   Great Western Financial........          27,225
  800   Household International........          63,400
1,400   Merrill Lynch..................          85,750
1,660   National City Corp.............          62,458
  700   Salomon Inc....................          31,500
3,580   Travelers Group, Inc...........         155,282
                                            -----------
                                                642,865
                                            -----------
INSURANCE (3.00%)
1,124   Aetna Life & Cas. Co...........          74,324
  300   Alexander & Alex. Svcs. Inc....           4,725
3,427   Allstate Corp..................         152,930
1,600   American General Corp..........          58,400
3,675   American Intl. Group...........         349,125
  700   AON Corp.......................          35,350

                               S&P 500 INDEX FUND

                                 AUGUST 31, 1996

SHARES                                                                    VALUE
------                                                                    -----

INSURANCE (CONTINUED)
   1,200 Chubb Group .......................................          $   53,250
     500 Cigna Corp C ......................................              58,063
     600 General RE Corp ...................................              86,925
     900 ITT Hartford Group ................................              47,475
     450 Jefferson Pilot ...................................              23,119
   1,843 Keycorp New .......................................              73,950
     700 Lincoln National Corp. ............................              30,975
     500 Marsh &McClennan Co. ..............................              46,500
     500 MGIC Investment ...................................              31,688
     700 Providian Corporation .............................              28,963
   1,000 Safeco Corp. ......................................              33,125
     500 St. Paul Companies ................................              25,875
     400 Torchmark Corp. ...................................              17,000
     500 TransAmerica Corp. ................................              34,063
     500 Unum Corp. ........................................              31,750
     900 USF&G .............................................              14,513
     150 USLife ............................................               4,388
                                                                      ----------
                                                                       1,316,476
                                                                      ----------
FINANCIAL SERVICES (1.04%)
   1,290 Dean Witter Disc. &Co .............................              64,500
   8,400 Fed Natl. Mtge. Assn ..............................             260,400
     900 Green Tree Financial Corp. ........................              31,275
   1,725 MBNA Corporation ..................................              52,397
   1,000 Morgan Stanley Group ..............................              47,750
                                                                      ----------
                                                                         456,322
                                                                      ----------
 Total Banking & Financial Services                                    5,261,068
                                                                      ----------

UTILITY (9.32%)
ELECTRIC(0.96%)
   1,204 Cinergy Corp. .....................................              36,120
   1,800 Consolidated Edison ...............................              47,025
   1,600 Duke Power ........................................              74,800
   3,400 Edison International ..............................              59,075
   1,375 General Public Utilities ..........................              43,313
   2,300 Pacificorp ........................................              46,288
     100 Peoples Energy Corp. ..............................               3,400
   1,700 Texas Utilities ...................................              69,700
   1,080 Union Electric Co. ................................              40,365
                                                                      ----------
                                                                         420,086
                                                                      ----------
TELEPHONE(6.05%)
   1,500 Alltell Corp. .....................................              42,375
  12,290 AT&T ..............................................             645,225
   4,300 Ameritech Corp. ...................................             221,988
   3,400 Bell Atlantic .....................................             191,250
   7,600 Bell South Corp. ..................................             275,500
     900 DSC Comm. Corp.* ..................................              26,775
   7,400 GTE Corp ..........................................             291,375
   5,200 MCI Communications ................................             130,650
   3,300 NYNEX Corp. .......................................             142,313
   3,300 Pacific Telesis Group .............................             106,838
   4,700 SBC Communications ................................             219,138
   3,300 Sprint Corporation Com ............................             134,063
   3,600 US West, Inc. .....................................             106,200
   3,600 US West Media Group* ..............................              65,250
   2,572 Worldcom, Inc.* ...................................              54,012
                                                                      ----------
                                                                       2,652,952
                                                                      ----------
ENERGY (2.31%)
   1,400 American Elect. Pwr. Co. ..........................              58,100
   1,000 Baltimore Gas & Electric ..........................              26,000
   1,310 Carolina Power & Light ............................              45,686
   1,600 Central & S/W Corp. ...............................              42,200
     800 Coastal Corp. .....................................              31,700
     700 Consolidated Natural Gas ..........................              38,063
   1,400 Dominion Resources ................................              52,325
   1,310 DTE Energy Co. ....................................              37,335
     500 Enserch ...........................................              10,063
   1,800 Entergy Corp. New .................................              45,675
   1,400 FPL Group, Inc. ...................................              61,950
   2,000 Houston Industries ................................              43,500
   4,360 Niagara Mohawk Power ..............................              35,970
     200 Nicor .............................................               6,275
   1,000 Noram Energy Corp. ................................              14,625
     920 Northern States Power .............................              41,975
   1,200 Ohio Edison .......................................              25,200
     500 Pacific Enterprises ...............................              14,938
   3,200 PG&E ..............................................              72,400
   1,200 Panenergy Corp. ...................................              39,750
   1,700 Peco Energy Co. ...................................              39,950
   1,900 Public Services Enterprises .......................              51,538
     500 Sonat Inc. ........................................              22,063
   5,100 Southern Co. ......................................             115,388
   1,700 Unicom Corp. ......................................              39,100
                                                                      ----------
                                                                       1,011,769
                                                                      ----------
         Total Utilities ...................................           4,084,807
                                                                      ----------
SERVICE(0.31%)
DISTRIBUTOR (0.10%)
   1,000 Alco Standard Corp. ...............................              43,625
                                                                      ----------

CONSUMER (0.15%)
   2,300 Laidlaw Inc. Cl. B ................................              22,138
     800 Service Corp. Intl ................................              45,100
                                                                      ----------
                                                                          67,238
                                                                      ----------

MISCELLANEOUS (0.06%)
   1,250 PP&L Resources, Inc.* .............................              28,125
                                                                      ----------



         Total Service .....................................             138,988
                                                                      ----------
TRANSPORTATION (1.43%)
AIR TRANSPORTATION (0.39%)
     700 AMR Corp.* ........................................              57,400
     600 Delta Airlines ....................................              42,525
     540 Federal Express* ..................................              40,433
   1,000 Southwest Airlines Co. ............................              22,875
     500 USAir Group, Inc.* ................................               8,938
                                                                      ----------
                                                                         172,171
                                                                      ----------

RAILROAD (0.96%)
   1,095 Burlington No./Santa Fe ...........................              87,600
     500 Conrail, Inc. .....................................              34,063
   1,600 CSX Corp ..........................................              81,000
   1,000 Norfolk Southern Co. ..............................              83,375
   1,600 Union Pacific Corp. ...............................             116,600
     800 Whitman Corp. .....................................              17,900
                                                                      ----------
                                                                         420,538
                                                                      ----------

                               S&P 500 INDEX FUND

                                 AUGUST 31, 1996

            SHARES                                                     VALUE
TRUCKING (0.08%)
     300 Caliber System, Inc. ..............................          $    5,213
     300 Consol Freightways ................................               6,900
     570 Navistar Intl.* ...................................               5,558
     500 Ryder System ......................................              14,188
     100 Yellow Corp.* .....................................               1,338
                                                                      ----------
                                                                          33,197
                                                                      ----------
         Total Transportation ..............................             625,906
                                                                      ----------
MANUFACTURING (8.06%)
CONSUMER DURABLE (0.53%)
     550 Eastman Chemical Co. ..............................              30,731
   2,600 Eastman Kodak .....................................             188,500
     100 Outboard Marine ...................................               1,675
     300 Polaroid Corp. ....................................              12,713
                                                                      ----------
                                                                         233,619
                                                                      ----------
BUILDING & HOUSING (0.38%)
     100 Centex Corp. ......................................               3,213
   1,800 Corning Corp. .....................................              67,050
     100 Crane Co. .........................................               4,000
     500 Fluor Corp. .......................................              32,000
   1,100 Masco Co. .........................................              32,038
     300 Owens Corning* ....................................              10,913
     100 Pulte Corp. .......................................               2,488
     600 Stanley Works .....................................              16,500
                                                                      ----------
                                                                         168,202
                                                                      ----------
CHEMICAL (2.70%)
     700 Air Products &Chem. Inc. ..........................              38,325
   2,000 Dow Chemical ......................................             159,500
   4,300 Dupont De Nemours &Co .............................             353,138
     700 Grace WR &Co ......................................              45,938
     400 Great Lakes Chemical ..............................              23,000
     700 Hercules ..........................................              34,825
   4,500 Monsanto Co. ......................................             144,563
   1,320 Morton Intl. Co. ..................................              49,005
     400 Nalco Chemical ....................................              12,850
   1,500 PPG Industries ....................................              74,063
   1,200 Praxair, Inc. .....................................              49,350
     640 Rohm &Haas Co. ....................................              40,000
   1,200 Rubbermaid Inc. ...................................              31,800
     400 Safety Kleen ......................................               6,900
     500 Sherwin Williams ..................................              21,875
     300 Sigma-Aldrich Corp. ...............................              15,825
     900 Union Carbide Corp. ...............................              38,925
     818 Williams Cos ......................................              40,798
                                                                      ----------
                                                                       1,180,680
                                                                      ----------
DIVERSIFIED (0.50%)
     900 ITT Corp.* ........................................              47,925
   1,200 Unilever (NY Shares) ..............................             172,200
                                                                      ----------
                                                                         220,125
                                                                      ----------
PAPER & FOREST PRODUCTS (1.23%)
     200 Boise Cascade .....................................               6,750
     700 Champion Intl .....................................              30,100
     600 Georgia Pacific Co. ...............................              44,625
   2,249 International Paper ...............................              89,960
     500 James River of Virginia ...........................              13,000
   2,146 Kimberly Clark ....................................             168,193
     800 Louisiana-Pacific Co. .............................              17,400
     300 Mead Corp. ........................................              17,175
     100 Potlatch Corp. ....................................               3,763
     400 Temple Inland .....................................              19,750
     400 Union Camp Co. ....................................              19,400
     600 Westvaco Corp. ....................................              17,175
   1,600 Weyerhaeuser Co. ..................................              71,400
     350 Willamette Inds ...................................              21,613
                                                                      ----------
                                                                         540,304
                                                                      ----------
METAL & MINERAL (0.36%)
   1,982 Allegheny Teledyne Inc.* ..........................              40,135
     800 Armco Inc.* .......................................               3,500
     700 Bethlehem Steel* ..................................               7,175
     300 Inland Steel Inds .................................               5,175
     600 Nucor Corp. .......................................              28,050
   2,200 USX-Marathon ......................................              45,925
     500 USX-US Steel ......................................              13,750
     600 Worthington Inds., Inc. ...........................              12,150
                                                                      ----------
                                                                         155,860
                                                                      ----------
CONTAINER(0.16%)
     100 Ball Corp. ........................................               2,363
     400 Bemis Co. .........................................              11,950
   1,050 Crown Cork &Seal ..................................              49,088
     600 Stone Container Corp. .............................               8,325
                                                                      ----------
                                                                          71,726
                                                                      ----------
COMPUTER (0.31%)
   3,550 Data General* .....................................              39,938
   1,700 EMC Corp. Massachusetts* ..........................              32,725
     760 Seagate Technology, Inc.* .........................              36,480
   1,182 Silicon Graphics, Inc.* ...........................              27,482
                                                                      ----------
                                                                         136,625
                                                                      ----------
NON FERROUS METAL (0.71%)
   1,700 Alcan Aluminum Ltd. ...............................              53,338
   1,400 Aluminum Co. of Amer ..............................              86,975
     300 Asarco, Inc. ......................................               7,763
   1,050 Englehard Corp. ...................................              21,394
   1,275 Inco Ltd. .........................................              41,119
     919 Newmont Mining Co. ................................              48,592
     500 Phelps Dodge ......................................              30,250
     400 Reynolds Metals ...................................              21,400
                                                                      ----------
                                                                         310,831
                                                                      ----------
GOLD AND PRECIOUS METAL (0.52%)
   2,673 Barrick Gold Corp. ................................              72,171
   1,700 Battle Mountain Gold Co. ..........................              14,450
     550 Cypress Amax Mineral Co. ..........................              11,688
     900 Echo Bay Mines Ltd. ...............................               8,944
   1,570 Freeport McMoran Cop.-B ...........................              46,119
   1,100 Homestake Mining Co. ..............................              18,150
   1,800 Placer Dome, Inc. .................................              43,200
   1,000 Santa Fe Pacific Gold Corp ........................              13,000
                                                                      ----------
                                                                         227,722
                                                                      ----------

MISCELLANEOUS (0.66%)
   3,200 3M Co. ............................................             220,000
   1,200 Applied Materials, Inc.* ..........................              29,100
     870 Mallinckrodt Group, Inc. ..........................              35,235
     100 Nacco Industries Class A                                          4,850
                                                                      ----------
                                                                         289,185
                                                                      ----------
         Total Manufacturing ...............................           3,534,879
                                                                      ----------

                               S&P 500 INDEX FUND

                                 AUGUST 31, 1996

                              SHARES                                                 VALUE
TECHNOLOGY (10.97%)
OFFICE EQUIPMENT (0.07%)
   2,800 Novell* ...............................................................  $   29,225
                                                                                  ----------

ELECTRONIC (3.13%)
     200 EG&G ..................................................................       3,750
     200 General Signal Co. ....................................................       8,025
     200 Harris Corp. ..........................................................      12,300
   7,918 Hewlett-Packard Co. ...................................................     346,413
   6,290 Intel Corp. ...........................................................     502,021
   4,500 Motorola, Inc. ........................................................     240,188
   1,000 National Semiconductor* ...............................................      18,375
   2,000 Northern Telecom ......................................................      99,750
     300 Perkin-Elmer Corp. ....................................................      15,563
     450 Tektronix, Inc. .......................................................       17438
   1,500 Texas Instruments .....................................................      70,125
     600 Thomas &Betts Co. .....................................................      22,050
     300 Western Atlas, Inc.* ..................................................      18,225
                                                                                  ----------
                                                                                   1,374,223
                                                                                  ----------
BIO-TECHNOLOGY (0.34%)
   2,000 Amgen* ................................................................     116,500
     870 Millipore Corp. .......................................................      33,278
                                                                                  ----------
                                                                                     149,778
                                                                                  ----------

SOFTWARE (1.36%)
   1,468 Bay Networks* .........................................................      40,370
   4,540 Microsoft Corp.* ......................................................     556,150
                                                                                  ----------
                                                                                     596,520
                                                                                  ----------

BUSINESS-MACHINES &SOFTWARE (2.80%)
     900 Amdahl Corp.* .........................................................       8,944
   1,000 Apple Computer, Inc. ..................................................      24,250
     400 Ceridian Corp.* .......................................................      17,050
   2,000 Compaq Computers* .....................................................     113,250
   1,200 Digital Equipment* ....................................................      46,350
     800 Honeywell .............................................................      46,500
   4,400 IBM ...................................................................     503,250
   2,340 Intergraph* ...........................................................      21,353
   5,000 Oracle Systems* .......................................................     176,250
   1,000 Pitney Bowes Systems ..................................................      48,250
   1,300 Sun Microsystems* .....................................................      70,688
     900 Tandem Computer, Inc.* ................................................       9,450
   1,300 Unisys Corp.* .........................................................       7,638
   2,400 Xerox Corp. ...........................................................     131,700
                                                                                  ----------
                                                                                   1,224,923
                                                                                  ----------

BUSINESS SERVICE (0.33%)
   1,417 First Data ............................................................     133,926
     200 Shared Medical Systems ................................................      10,925
                                                                                  ----------
                                                                                     144,851
                                                                                  ----------

SEMI CONDUCTOR (0.18%)
   1,000 Advanced Micro Devices* ...............................................      12,750
   1,320 LSI Logic Corp.* ......................................................      28,875
   1,600 Micron Technology, Inc. ...............................................      36,400
                                                                                  ----------
                                                                                      78,025
                                                                                  ----------

TELECOMMUNICATIONS (0.42%)
   4,000 Airtouch Communications* ..............................................     110,000
     520 Cabletron Systems* ....................................................      31,720
     700 Tellabs, Inc.* ........................................................      44,363
                                                                                  ----------
                                                                                     186,083
                                                                                  ----------

AEROSPACE AIRCRAFT (1.71%)
   2,200 Allied Signal, Inc. ...................................................     135,850
   2,600 Boeing ................................................................     235,300
     400 General Dynamics Corp. ................................................      25,650
   1,800 McDonnell Douglas Corp. ...............................................      90,225
     300 Northrop Gruman Corp. .................................................      21,525
   1,700 Rockwell Intl. Corp. ..................................................      88,400
     600 Textron, Inc. .........................................................      51,225
     900 United Technologies Corp. .............................................     101,475
                                                                                  ----------
                                                                                     749,650
                                                                                  ----------
MISCELLANEOUS (0.11%)
   1,070 3Com Corporation*                                                            50,023
                                                                                  ----------

AEROSPACE-DEFENSE (0.52%)
   1,526 Lockheed Martin Corp. .................................................     128,375
   1,900 Raytheon Co. ..........................................................      97,850
                                                                                  ----------
                                                                                     226,225
                                                                                  ----------


         Total Technology ......................................................   4,809,526
                                                                                  ----------
ENERGY (7.73%)
OIL & GAS - DOMESTIC (1.71%)
     880 Amerada Hess Corp. ....................................................      44,770
   3,800 Amoco Corp. ...........................................................     262,200
     400 Ashland Inc. ..........................................................      14,850
   1,200 Atlantic Richfield ....................................................     140,100
     800 Burlington Resources, Inc. ............................................      34,100
     300 Columbia Gas System, Inc. .............................................      16,875
     100 Helmerich &Payne ......................................................       3,950
     300 Kerr-McGee Co. ........................................................      17,213
     700 Oryx Energy* ..........................................................      12,250
     300 Pennzoil ..............................................................      16,013
   2,000 Phillips Petroleum Co. ................................................      81,000
     700 Santa Fe Energy Resources* ............................................       8,225
   1,480 Sun Co. ...............................................................      34,965
   1,900 Unocal Corp. ..........................................................      65,075
                                                                                  ----------
                                                                                     751,586
                                                                                  ----------

OIL & GAS INTERNATIONAL (5.02%)
   5,000 Chevron Corp. .........................................................     294,375
   9,520 Exxon Corp. ...........................................................     774,690
   3,000 Mobil Corp. ...........................................................     338,250
   4,100 Royal Dutch Pet.-ADR ..................................................     612,438
   2,000 Texaco ................................................................     177,500
                                                                                  ----------
                                                                                   2,197,253
                                                                                  ----------

OIL & GAS SERVICE (0.39%)
     700 Rowan Cos.,Inc.* ......................................................      10,763
   1,900 Schlumberger ..........................................................     160,313
                                                                                  ----------
                                                                                     171,076
                                                                                  ----------

NATURAL GAS (0.18%)
   1,900 Enron .................................................................      76,238
     100 Oneok, Inc. ...........................................................       2,738
                                                                                  ----------
                                                                                      78,976
                                                                                  ----------

ENERGY RAW MATERIAL (0.43%)
   1,100 Baker Hughes, Inc. ....................................................      33,275
   1,420 Dresser Inds ..........................................................      41,180
     100 Eastern Enterprises ...................................................       3,663
     800 Halliburton Co. .......................................................      42,100
     100 Louisiana Land &Explor ................................................       5,688


                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 1996

            SHARES                         VALUE
            ------                         -----

ENERGY RAW MATERIAL (CONTINUED)
     400 McDermott International..     $     8,300
   2,400 Occidental Petroleum ....          55,800
                                       -----------
                                           190,006
                                       -----------
         Total Energy ............       3,388,897
                                       -----------
Total Common Stocks
      (Cost $31,393,334) .........      37,582,918
                                       -----------



            PAR
           VALUE                                                                VALUE
           -----                                                                -----

SHORT TERM INVESTMENTS (14.02%)
                         UNITED STATES TREASURY BILLS
       $ 1,000,000       5.270%    12/19/96   .............................  $    985,346
         4,500,000       4.935%    09/19/96 (b)  ..........................     4,488,573
                                                                              -----------
                                                                                5,473,919
                                                                              -----------

           676,343       PORTICO INSTITUTIONAL MONEY MARKET FUND.  ........       676,343
                                                                              -----------


                             Total Short-Term Investments (Cost $6,150,262)     6,150,262
                                                                              -----------

                             Total Investments (Cost $37,543,596) (99.73%)     43,733,124

                             Other Assets in Excess of Liabilities (0.27%)        116,274
                                                                              -----------
                                     Net Assets (100.00%) .................   $43,849,398
                                                                              ===========

*Non-Income Producing Security

(a)Aggregate cost for federal income tax purposes is $37,543,596. At August 31, 1996, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                             Unrealized appreciation ......................   $ 7,340,176
                             Unrealized depreciation ......................    (1,150,648)
                                                                              -----------
                             Net unrealized appreciation ..................   $ 6,189,528
                                                                              ===========

(b) At August 31, 1996, certain United States Treasury Bills with a market value of $306,000 were pledged to cover margin requirements for futures contracts.

(c)   Futures contracts at August 31, 1996
      (Contracts-$500 times premium/delivery month/commitment)

                                                                                 UNREALIZED
                                                                                APPRECIATION
S&P 500 Stock Index:                                                           (DEPRECIATION)
                                                                               --------------
                10/Sept. 96/Long ..........................................   $   (47,400)
                 8/Dec. 96/Long ...........................................       (32,005)
                                                                              -----------
                                                                              $   (79,405)
                                                                              ===========

                 See accompanying notes to financial statements

                              S&P MIDCAP INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 1996

     SHARES                                                           VALUE
     ------                                                           -----

COMMON STOCKS (92.15%)

CAPITAL GOODS (5.44%)
PRODUCTION (0.16%)
   1,000 Tecumseh Prod. Co. Cl. A ...........................         $   52,500
                                                                      ----------
                                                                          52,500
                                                                      ----------
MACHINERY-INDUSTRIAL (1.38%)
   1,200 Albany Intl. Corp. Cl A ............................             24,450
     500 Lawson Products ....................................             10,750
   1,600 Modine Manufacturing Co. ...........................             41,200
   1,800 Stewart &Stevenson Svcs ............................             35,775
   6,887 Thermo Electron Corp. ..............................            272,897
   1,900 Watson Pharm, Inc.* ................................             55,100
   1,200 Watts Industry .....................................             22,350
                                                                      ----------
                                                                         462,522
                                                                      ----------
POLLUTION CONTROL (0.16%)
   1,600 Calgon Carbon Corp. ................................             18,400
   1,400 Donaldson Co. Inc. .................................             36,050
                                                                      ----------
                                                                          54,450
                                                                      ----------
ENGINEERING &CONSTRUCTION (0.52%)
   1,400 Jacobs Engineering Group* ..........................             32,725
   1,300 Structural Dyn. Research* ..........................             32,825
   1,900 Vulcan Materials Co. ...............................            109,963
                                                                      ----------
                                                                         175,513
                                                                      ----------
ELECTRICAL EQUIPMENT (2.32%)
   1,700 Ametek, Inc. .......................................             32,938
   3,400 Cirrus Logic, Inc.* ................................             52,700
   3,530 Hubble, Inc. Cl. B .................................            127,521
   3,500 Integrated Device Tech.* ...........................             31,938
   3,050 IPALCO .............................................             82,350
   3,348 Mark IV Industries, Inc. ...........................             71,982
   5,306 Molex, Inc. ........................................            174,435
   4,400 Teradyne, Inc.* ....................................             68,200
   1,600 Varian Assoc .......................................             73,000
   3,230 Vishay Intertechnology, Inc.* ......................             65,004
                                                                      ----------
                                                                         780,068
                                                                      ----------
TRANSPORTATION EQUIPMENT (0.71%)
   3,100 Danaher Corp. ......................................            128,650
   2,100 Federal Signal .....................................             47,512
   1,900 Trinity Industries .................................             61,513
                                                                      ----------
                                                                         237,675
                                                                      ----------
CONGLOMERATE (0.19%)
   1,600 Rayonier, Inc. .....................................             63,400
                                                                      ----------

         Total Capital Goods ................................          1,826,128
                                                                      ----------

CONSUMER CYCLICAL (6.52%)
HOUSING (0.30%)
   4,993 Clayton Homes, Inc. ................................            100,484
                                                                      ----------

BUILDING MATERIAL (0.05%)
     900 Calmat Co. .........................................             16,200
                                                                      ----------

AUTO & TRUCK (0.12%)
     900 Teleflex, Inc. .....................................             41,400
                                                                      ----------



AUTO PARTS (0.17%)
     900 Arvin Inds., Inc. ..................................             20,700
   1,600 Superior Industries ................................             37,600
                                                                      ----------
                                                                          58,300
                                                                      ----------

TIRE & RUBBER (0.12%)
     800 Carlisle Cos., Inc. ................................             41,200
                                                                      ----------

APPLIANCE (0.03%)
     300 National Presto Inds.* .............................             10,950
                                                                      ----------

HOUSEHOLD PRODUCTS (0.16%)
   2,400 Fingerhut Cos ......................................             32,100
     800 Stanhome Inc. ......................................             20,400
                                                                      ----------
                                                                          52,500
                                                                      ----------
TEXTILE &APPAREL (1.28%)
   2,600 Burlington Inds., Inc.* ............................             35,100
   2,500 Cintas Corp. .......................................            135,625
   7,200 Shaw Industries, Inc. ..............................            108,000
   3,100 UNIFI, Inc. ........................................             84,863
   2,700 Warnco Group Cl A ..................................             66,825
                                                                      ----------
                                                                         430,413
                                                                      ----------
SHOES (0.29%)
   1,900 Nine West Group, Inc.* .............................             97,850
                                                                      ----------

RETAIL-GENERAL (4.00%)

     200 American Stores Comp. ..............................              8,225
   3,600 Bed Bath &Beyond* ..................................             81,450
   2,300 Best Buy Co.* ......................................             50,600
   3,600 Callaway Golf Co. ..................................            118,800
   1,700 Claire's Stores, Inc. ..............................             56,100
   2,500 Consolidated Stores Corp.* .........................             95,000
   3,843 Dollar General Corp. ...............................            123,937
   1,100 Duty Free International ............................             16,088
   3,000 Family Dollar Stores ...............................             51,000
   2,000 Fastenal Co. .......................................             93,500
     800 Hancock Fabrics ....................................              6,900
   2,200 Heilig-Meyers Co. ..................................             39,050
   3,900 Kohls Department Stores* ...........................            148,200
   1,200 Macfruegals Bargains* ..............................             25,350
   1,100 Meyer, Fred, Inc.* .................................             32,725
   1,800 Micro Warehouse, Inc.* .............................             48,375
   2,104 Payless Shoesource* ................................             73,903
   1,700 Tambrands ..........................................             72,250
   1,400 Tiffany &Co ........................................             48,825
   4,400 Viking Office Products* ............................            113,850
   1,700 Waban, Inc.* .......................................             36,125
                                                                      ----------
                                                                       1,340,253
                                                                      ----------

Total Consumer Cyclical .....................................          2,189,550
                                                                      ----------

CONSUMER NON-DURABLE (19.02%)
HEALTHCARE (1.07%)
   2,600 Appria Healthcare Group* ...........................             65,650
     600 Datascope Corp.* ...................................             10,650
   1,200 Dentsply International, Inc. .......................             48,600
     500 Diagnostic Products Corp. ..........................             18,530

                              S&P MIDCAP INDEX FUND
                       PORTFOLIO OF INVESTMENTS(CONTINUED)
                                 AUGUST 31, 1996

     SHARES                                                           VALUE
     ------                                                           -----

HEALTHCARE (CONTINUED)
   2,100 Hlthcare & Retirement Del.* ..........................         $ 51,975
   3,000 Nelcor Puritan Bennet, Inc.*  ........................           77,250
     500 Pacificare Health System* ............................           40,250
   2,847 Value Health, Inc.* ..................................           45,196
                                                                        --------
                                                                         358,134
                                                                        --------
CONSUMER PRODUCTS (0.35%)
   2,200 First Brands Corp. ...................................           50,050
   1,354 Lancaster Colony Corp. ...............................           49,252
   4,000 Service Merchandise Co.* .............................           18,500
                                                                        --------
                                                                         117,802
                                                                        --------
FOOD BEVERAGE & TOBACCO (2.91%)
   1,700 Bob Evans Farms ......................................           24,863
   6,800 Coca-Cola Enterprises ................................          274,550
   1,800 Dean Foods Co. .......................................           46,575
   3,200 Dole Food Company ....................................          132,400
     600 Dreyer Grand Ice Cream ...............................           17,400
   2,650 Flowers Inds., Inc. ..................................           47,700
     800 International Multifoods, Inc. .......................           13,300
   1,300 Lance, Inc. ..........................................           22,100
   4,300 McCormick & Co .......................................           88,150
     800 Michael Foods, Inc. ..................................            8,700
   1,100 Savanna Foods & Inds..................................           13,613
   1,200 Smucker (J.M.) Co. Cl. A..............................           19,800
   7,700 Tyson Foods, Inc. Cl. A ..............................          186,725
   1,900 Universal Corp. ......................................           47,975
   1,100 Universal Foods Corp. ................................           31,488
                                                                        --------
                                                                         975,339
                                                                        --------
RETAIL-FOOD & DRUGS (0.84%)
   1,954 Hannaford Brothers Co. ...............................           65,459
   3,600 Revco D.S., Inc.* ....................................           92,700
   1,800 Ruddick Corp. ........................................           23,175
   2,300 Vons Co.* ............................................          101,775
                                                                        --------
                                                                         283,109
                                                                        --------
COMMUNICATIONS & MEDIA (1.68%)
   2,300 Belo (A.H.)Corp. Sr. A ...............................           92,288
     600 CPI Corp..............................................           11,025
   4,800 Home Shopping Network* ...............................           51,600
   1,000 Information Resources* ...............................           12,625
   3,900 Omnicom Group ........................................          176,963
   1,000 TCA Cable TV, Inc. ...................................           26,000
     600 Washington Post, Class B .............................          193,950
                                                                        --------
                                                                         564,451
                                                                        --------
ENTERTAINMENT & LEISURE (1.42%)
   1,600 Chris Craft Industries* ..............................           64,800
   5,500 Circus Circus Enterprises, Inc.* .....................          187,000
   9,600 Mirage Resorts* ......................................          223,200
                                                                        --------
                                                                         475,000
                                                                        --------
APPAREL (0.35%)
     900 Ann Taylor Stores* ...................................           13,050
   2,050 CML Group, Inc. ......................................            8,456
   1,200 Jones Apparel Group* .................................           66,450
   1,400 Lands End ............................................           29,400
                                                                        --------
                                                                         117,356
                                                                        --------
DRUGS (1.57%)
   1,770 Bergen Brunswig Corp. Cl A ..........................            49,339
   1,800 Carter-Wallace, Inc. ................................            20,250
   2,400 Forest Laboratories Cl. A* ..........................            98,700
   6,200 IVAX Corp. ..........................................            99,975
   2,400 McKesson Corp. ......................................           102,300
   6,300 Mylan Laboratories ..................................           103,163
   1,100 R P Scherer Corp.* ..................................            52,938
                                                                        --------
                                                                         526,665
                                                                        --------
HOSPITAL SUPPLY & SERVICE (0.73%)
   1,100 Acuson Corp.* .......................................            14,988
   5,620 Laboratory Corp. of Am. Hld.* .......................            22,480
   1,100 Pacificare Health Sys. A* ...........................            83,875
   5,100 Stryker Corp. .......................................           124,631
                                                                        --------
                                                                         245,974
                                                                        --------
COSMETICS & SOAP (0.05%)
     800 Church and Dwight ...................................            16,900
                                                                        --------

TRAVEL & RECREATION (0.24%)
   2,700 Promus Hotel Corp.* .................................            81,338
                                                                        --------

PRINTING & PUBLISHING (0.65%)
   1,600 Banta Corp. .........................................            37,500
     600 Gibson Greetings, Inc.* .............................             7,800
   2,000 Glatfelter (P.H.) Co. ...............................            36,500
     800 Golden Books Family Ent.* ...........................             9,000
     600 Houghton Mifflin Co. ................................            28,500
   2,200 Lee Enterprises .....................................            45,100
   1,400 Media General Inc. Cl. A ............................            43,575
   1,900 The Topps Co.* ......................................             9,025
                                                                        --------
                                                                         217,000
                                                                        --------
RESTAURANT (0.97%)
   4,100 Brinker International* ..............................            61,500
   1,200 Buffets, Inc.* ......................................            16,500
   3,200 Cracker Barrel Old Country ..........................            74,800
   1,000 Intl. Dairy Queen, Inc.* ............................            21,000
   2,100 Lone Star Steakhouse* ...............................            69,563
   2,300 Outback Steakhouse, Inc.* ...........................            64,975
     750 Sbarro, Inc. ........................................            18,563
                                                                        --------
                                                                         326,901
                                                                        --------
BUSINESS SERVICE (2.01%)
   2,400 Comdisco ............................................            62,400
   4,700 Dial Corp. ..........................................            54,050
     700 Ennis Business Forms ................................             7,525
   2,700 Noble Affiliates ....................................           108,338
   3,650 Paychex, Inc. .......................................           195,275
   1,800 PHH Corporation .....................................            51,975
   2,200 Pittson Brink's Group ...............................            62,150
   4,700 Vaid Corp. ..........................................            66,975
   2,400 Wallace Computer Services ...........................            65,100
                                                                        --------
                                                                         673,788
                                                                        --------
OFFICE PRODUCTS (1.58%)
     700 Cross (A.T.) Co. A ..................................             8,400
   1,300 Hon Inds ............................................            45,825
   1,400 Intellegent Electronics, Inc. .......................            10,150
   1,300 Miller (Herman), Inc. ...............................            48,770
   8,200 Office Depot* .......................................           130,175
   6,300 Office Max, Inc.* ...................................            88,200
   1,200 Standard Register Co. ...............................            32,850

                              S&P MIDCAP INDEX FUND
                       PORTFOLIO OF INVESTMENTS(CONTINUED)
                                 AUGUST 31, 1996

     SHARES                                                           VALUE
     ------                                                           -----


OFFICE PRODUCTS (CONTINUED)
   8,350 Staples, Inc.* .....................................         $  164,913
                                                                      ----------
                                                                         529,283
                                                                      ----------
HEALTHCARE SERVICES (2.49%)
   3,400 Cardinal Health, Inc. ..............................            249,475
   3,000 Foundation Health Corp.* ...........................             90,000
   1,600 Healthcare Compare Corp.* ..........................             68,400
   7,993 Healthsouth Corp.* .................................            258,773
   2,209 Horizon/CMS Hlthcare Corp.* ........................             27,613
   2,500 Novacare, Inc.* ....................................             22,500
   3,800 Vencor, Inc.* ......................................            119,225
                                                                      ----------
                                                                         835,986
                                                                      ----------

HEALTH & BEAUTY AIDS (0.11%)
   4,000 Perrigo Co.* .......................................             36,500
                                                                      ----------

         Total Consumer Non-Durable .........................          6,381,493
                                                                      ----------

BANKING & FINANCIAL SERVICES (14.37%)
BANK & BANK HOLDING COS. (7.53%)
   2,150 Bancorp Hawaii, Inc. ...............................             81,431
   3,000 Central Fidelity Banks, Inc. .......................             70,500
   2,384 City National Corp. ................................             42,018
   2,300 Crestar Financial Corp. ............................            133,688
   1,300 Dauphin Deposit Corp. ..............................             36,725
   3,400 First of America Bancorp ...........................            160,650
   3,950 First Security Corp. Del ...........................            107,638
   3,200 First Tennessee Ntl., Corp. ........................            109,200
   1,800 First Virginia .....................................             74,700
   3,900 Firstar Corp. ......................................            184,275
   5,400 Hibernia Bank ......................................             59,400
   5,000 Marshall and Isley Corp. ...........................            137,500
   3,350 Merchantile Bancorporation .........................            163,731
   2,200 Mercantile Bankshares Corp. ........................             58,575
   2,900 Northern Trust .....................................            190,313
   4,600 Pinnacle West ......................................            132,250
   3,300 Regions Financial Corp. ............................            150,975
   4,900 Southtrust Corp. ...................................            144,550
   4,400 State Street Boston Corp. ..........................            238,150
   4,800 Summit Bancorp .....................................            186,000
   1,900 Wilmington  Trust Corp. ............................             62,225
                                                                      ----------
                                                                       2,524,494
                                                                      ----------
FINANCE COMPANY (0.20%)
   4,500 Nabors Inds.* ......................................             66,938
                                                                      ----------

INVESTMENT COMPANY (0.45%)
   6,487 Bear Stearns Cos., Inc. ............................            151,634
                                                                      ----------

INSURANCE (3.25%)


   7,562 AFLAC Corp .........................................            259,944
   3,200 American Fin. Group, Inc. ..........................             99,600
   1,800 FHP International Corp.* ...........................             65,250
   1,100 Hartford Steam .....................................             49,088
   3,400 Healthsource, Inc.* ................................             51,000
   3,800 Progressive Corp. ..................................            206,625
   2,100 Provident Cos ......................................             77,700
   2,900 SunAmerica .........................................            197,563
   1,200 Transatlantic Holdings, Inc. .......................             83,250
                                                                      ----------
                                                                       1,090,020
                                                                      ----------
FINANCIAL SERVICES (2.94%)
   9,300 Charles Schwab Corp. ...............................            232,500
   3,325 AG Edwards .........................................             93,100
   8,300 Equifax ............................................            211,650
   4,300 Franklin Resources, Inc. ...........................            255,850
   5,200 Paine Webber .......................................            107,250
   3,000 T. Rowe Price ......................................             87,000
                                                                      ----------
                                                                         987,350
                                                                      ----------
         Total Banking & Finance ............................          4,820,436
                                                                      ----------

UTILITY (11.96%)
ELECTRIC (8.68%)
   6,400 Allegheny Power System .............................            189,600
   2,400 Atlantic Energy, Inc. ..............................             42,600
     600 Black Hills Corp. ..................................             15,000
   2,300 Calenergy, Inc.* ...................................             69,575
     900 Central Louisiana Electric .........................             23,738
   1,300 Central Maine Power Co. ............................             15,763
   4,800 CMS Energy Corp. ...................................            143,400
   2,700 Delmarva Power & Light .............................             55,350
   5,100 Florida Progress Corp. .............................            176,588
   1,300 Hawaiian Electric Inds .............................             45,338
   1,700 Idaho Power Co. ....................................             55,888
   4,000 Illinova Corp. .....................................            104,500
   3,300 Kansas City Power & Light ..........................             90,750
   3,000 LG&E Energy Corp. ..................................             68,250
   5,364 Midamerican Energy Co.* ............................             85,154
   1,400 Minnesota Power & Light ............................             37,625
   2,500 Montana Power Co. ..................................             54,063
   2,100 Nevada Power Co. ...................................             43,313
   3,400 New Eng. Elect. System .............................            110,925
   3,800 New York State Elec. & Gas .........................             81,700
   3,300 Nipsco Industries ..................................            122,100
   6,700 Northeast Utilities ................................             85,425
   2,100 Oklahoma Gas & Electric ............................             85,050
   2,700 Portland General Corp. .............................             97,875
   6,300 Potomac Electric Power Co. .........................            155,138
   3,400 Public Service Co. of Colo .........................            121,125
   1,700 Public Service Co. of N. Mex .......................             33,150
   3,400 Puget Sound Power & Light ..........................             77,775
   5,500 SCANA Corp .........................................            149,875
   1,900 Southwestern Pub. Svc. Co. .........................             62,225
   6,200 Teco Energy, Inc. ..................................            148,025
   2,100 Utilicorp United Inc. ..............................             60,638
   5,900 Wisc. Energy Corp. .................................            162,250
   1,400 WPL Holdings, Inc. ................................              42,700
                                                                      ----------
                                                                       2,912,471
                                                                      ----------
GAS (0.83%)
   2,500 Atlanta Gas Light Co. .............................              50,625
   2,600 Brooklyn Union Gas Co. ............................              70,525
     900 Indiana Energy, Inc. ..............................              22,838
   3,500 MCN Corp ..........................................              93,625

                              S&P MIDCAP INDEX FUND
                       PORTFOLIO OF INVESTMENTS(CONTINUED)
                                 AUGUST 31, 1996

     SHARES                                                           VALUE
     ------                                                           -----


GAS (CONTINUED)
   1,900 Washington Gas Light Co. ...........................         $   41,563
                                                                      ----------
                                                                         279,176
                                                                      ----------
TELEPHONE (2.34%)
   6,174 360Communications Co.* .............................            147,404
   3,100 Century Telephone Entps ............................            105,013
   8,300 Frontier Corp. .....................................            244,850
   1,700 Lincoln Telecommunications .........................             26,350
   3,400 Southern New Eng. TeleCom ..........................            129,625
   3,100 Telephone & Data ...................................            132,138
                                                                      ----------
                                                                         785,380
                                                                      ----------
MISCELLANEOUS (0.11%)
   1,900 Vanguard Cellular Sys. Cl. A* ......................             36,338
                                                                      ----------

          Total Utility .....................................          4,013,365
                                                                      ----------

SERVICE (2.70%)
DISTRIBUTOR (0.55%)
   2,100 Alexander & Baldwin, Inc. ..........................             53,550
   4,000 American Water Works, Inc. .........................             85,500
     700 Scholastic Corp.* ..................................             47,425
                                                                      ----------
                                                                         186,475
                                                                      ----------

POLLUTION CONTROL (0.39%)
   4,700 USA Waste Services, Inc. ...........................            129,250
                                                                      ----------

BUSINESS (1.50%)
   1,100 Applied Bioscience, Inc.* ..........................             10,725
   2,400 Fiserv, Inc.* ......................................             81,300
   1,600 Flightsafety Intl ..................................             70,800
   1,700 Kelly Services, Inc. Cl. A .........................             48,450
   4,300 Man Power, Inc. ....................................            153,188
   3,000 Medaphis* ..........................................             37,875
   3,650 Olsten Corp. .......................................            101,744
                                                                      ----------
                                                                         504,082
                                                                      ----------
CONSUMER (0.26%)
   1,900 Rollins, Inc.* .....................................             39,663
   3,000 Sotheby's ..........................................             46,500
                                                                      ----------
                                                                          86,163
                                                                      ----------

         Total Service ......................................            905,970
                                                                      ----------

TRANSPORTATION (1.81%)
AIR TRANSPORTATION (0.20%)
   1,000 Airbourne Freight Corp. ............................             23,625
     500 Alaska Airgroup, Inc.* .............................             10,563
   1,400 Atlantic SE Airlines ...............................             32,200
                                                                      ----------
                                                                          66,388
                                                                      ----------
RAILROAD (0.80%)
     900 Gatx Corp. .........................................             41,625
   3,250 Illinois Central Corp. Cl. A .......................             98,313
   1,900 Kansas City Southern Inds ..........................             76,950
   2,600 Ogden Corp. ........................................             51,025
                                                                      ----------
                                                                         267,913
                                                                      ----------
TRUCKING (0.16%)
   1,100 Arnold Inds., Inc. .................................             17,325
   2,000 Hunt (J.B.) ........................................             36,250
                                                                      ----------
                                                                          53,575
                                                                      ----------
MISCELLANEOUS (0.65%)
   1,100 American President Cos. Ltd. .......................             25,988
   4,100 Harley Davidson ....................................            168,100
   1,400 Overseas Shipholding Group .........................             26,250
                                                                      ----------
                                                                         220,338
                                                                      ----------

         Total Transportation ...............................            608,214
                                                                      ----------

MANUFACTURING (10.42%)
CONSUMER DURABLE (0.40%)
   4,700 Leggett & Platt ....................................            133,950
                                                                      ----------

BUILDING & HOUSING (0.05%)
     700 Southdown, Inc. ....................................             16,275
                                                                      ----------

CHEMICAL (3.71%)
   3,200 Airgas, Inc.* ......................................             72,000
   3,000 Albemarle Corp. ....................................             48,375
   1,300 Betz Labs ..........................................             63,863
   3,400 Cabot Corp. ........................................             93,500
   3,267 Crompton & Knowles Corp. ...........................             49,005
   1,000 Dexter Corp. .......................................             29,125
   5,400 Ethyl Corp. ........................................             48,600
   1,200 Ferro Corp. ........................................             31,350
     600 Fuller (H.B.) Corp. ................................             21,225
   2,000 Georgia Gulf Corp.* ................................             63,000
   4,800 IMC Global, Inc. ...................................            206,400
   5,000 Iowa Beef Processing ...............................            116,875
   1,800 Lawter International ...............................             21,375
   1,600 Loctite Corp. ......................................             70,200
   3,300 Lubrizol Corp. .....................................             93,638
   4,200 Lyondell Petrochemical .............................             95,550
     400 NCH Corp ...........................................             22,250
   3,375 RPM, Inc. Ohio .....................................             54,000
   2,000 Schulman (A.), Inc. ................................             43,500
                                                                      ----------
                                                                       1,243,831
                                                                      ----------
DIVERSIFIED (0.79%)
     800 Goulds Pumps, Inc. .................................             17,800
     600 Lukens, Inc. .......................................             12,075
     800 Nordson Corp. ......................................             40,900
   1,300 Olin Corp. .........................................            103,025
   3,000 Witco Corp. ........................................             90,750
                                                                      ----------
                                                                         264,550
                                                                      ----------
CAPITAL GOOD (0.79%)
   1,300 Harsco Corporation .................................             79,138
   1,200 Kennametal, Inc. ...................................             37,200
   1,900 Keystone Intl., Inc. ...............................             38,238
   1,000 Magnetek, Inc.* ....................................             10,375
   2,200 York Intl. Corp. New Com.*  ........................             99,275
                                                                       ---------
                                                                         264,226
                                                                       ---------
PAPER & FOREST PRODUCT (0.97%)
   1,800 Bowater, Inc. ......................................             64,800
   1,000 Chesapeake Corp.....................................             24,500
   2,400 Consolidated Papers ................................            123,600
   2,700 Longview Fibre Co. .................................             41,513
   1,700 Pentair, Inc. ......................................             46,325
   1,512 Wausau Paper Mills Co. .............................             27,027
                                                                      ----------
                                                                         327,765
                                                                      ----------



                              S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 1996


   SHARES                                     VALUE
   ------                                     -----
METAL & MINERALS (0.49%)
     600   Brush Wellman ............... $    11,400
     900   Carpenter Technology ........      30,375
   2,475   Hanna (M.A.)Co...............      53,831
     300   Maxxam, Inc.*................      12,263
   1,200   Minerals Technology, Inc. ...      45,750
     800   Oregon Steel Mills, Inc......      12,100
                                         -----------
                                             165,719
                                         -----------
CONTAINER (0.74%)
     500   Cleveland Cliffs Corp........      19,500
   2,200   Sealed Air Corp.*............      83,325
   4,875   Sonoco Products, Inc.........     144,422
                                         -----------
                                             247,247
                                         -----------
COMPUTER (1.57%)
   2,044   AST Research, Inc.* .........      10,987
   4,900   Dell Computer Corp.*.........     328,913
     800   Exabyte Corp.*...............      11,800
     700   Measurex Corp................      19,250
   2,300   Quantum Corp.*...............      35,363
   1,200   Sequent Computer Systems*....      13,500
   2,814   Storage Technology Corp.*....     106,580
                                         -----------
                                             526,393
                                         -----------
NON FERROUS METALS (0.31%)
   2,400   Alumax, Inc.*................      79,200
   1,400   Federal Mogul Corp...........      24,150
                                         -----------
                                             103,350
                                         -----------
MISCELLANEOUS (0.60%)
   6,600   International Game Tech. ....     134,475
     700   Kaydon Corp..................      31,413
   1,800   Wellman, Inc.................      37,125
                                         -----------
                                             203,013
                                         -----------

           Total Manufacturing..........   3,496,319
                                         -----------

TECHNOLOGY (14.64%)
OFFICE EQUIPMENT (0.37%)
   2,400   Diebold......................     123,300
                                         -----------

ELECTRONIC (1.86%)
   2,637   Arrow Electronics, Inc.*.....     120,313
   2,300   Avnet, Inc...................     107,525
   2,400   Litton Inds.*................     111,900
   3,900   Sensormatic Elect. Corp......      71,663
   2,600   Solectron Corp.*.............      97,175
   1,200   Symbol Technologies, Inc.* ..      53,400
   1,300   Verifone, Inc.*..............      62,075
                                         -----------
                                             624,051
                                         -----------
BIOTECHNOLOGY (1.68%)
   1,500   Beckman Instruments, Inc. ...      55,313
   1,900   Biogen, Inc.*................     132,525
   3,600   Centocor, Inc.*..............     121,950
   8,812   Chiron Corp.*................     172,936
   3,400   Genzyme Corp.*...............      81,175
                                         -----------
                                             563,899
                                         -----------
SOFTWARE (4.14%)
   3,900   Adobe Systems, Inc...........     136,013
   2,700   BMC Software, Inc.*..........     201,150
   1,100   Borland Intl.*...............       8,525
   4,325   Cadence Design System, Inc.*.     128,128
   2,200   Compuware Corp.*.............      94,600
   2,800   Electronic Arts*.............      86,450
   7,800   Informix Corp.*..............     175,500
   6,700   Parametric Tech. Co.*........     303,384
   2,200   Reynolds &Reynolds Cl. A.....     110,275
   1,800   Sterling Software*...........     122,175
   2,300   Symantec Corp.*..............      22,425
                                         -----------
                                           1,388,625
                                         -----------
BUSINESS-MECHANICS & SOFTWARE (0.71%)
     600   Advance Labs Tech.*..........      18,413
   4,400   American Online, Inc.*.......     133,100
     750   Granite Construction, Inc....      14,250
   2,100   Imation Corp.*...............      49,613
   1,200   Stratus Computer*............      22,500
                                         -----------
                                             237,876
                                         -----------
BUSINESS-SERVICE (0.09%)
     900   Policy Mgmt. Systems Corp.*..      31,725
                                         -----------
SEMICONDUCTOR (1.91%)
   2,300   Altera Corp.*................     101,200
   5,100   Atmel Corp.*.................     131,963
   3,800   Cypress Semiconductor*.......      44,175
   3,900   Linear Technology Corp. .....     132,600
   3,200   Maxim Integrated Products*...      98,200
   3,800   Xilinx, Inc.*................     133,000
                                         -----------
                                             641,138
                                         -----------
TELECOMMUNICATIONS (2.18%)
   3,300   ADC Telecommunications, Inc.*.    187,275
   2,500   Comsat Corp..................      56,563
  11,414   Nextel Communications*  .....     186,904
   2,200   Octel Communications*........      64,075
   4,500   U S Robotics Corp............     236,250
                                         -----------
                                             731,067
                                         -----------
AEROSPACE AIRCRAFT (0.50%)
     950   Precision Castparts.........       46,431
   3,300   Sunstrand Corp..............      123,338
                                         -----------
                                             169,769
                                         -----------
AEROSPACE/DEFENSE (0.36%)
   1,300   Gencorp, Inc.................      18,038
   1,100   OEA, Inc.....................      42,488
   1,100   Ronr, Inc.*..................      22,963
     800   Thiokol Corp.................      35,900
                                         -----------
                                             119,389
                                         -----------
MISCELLANEOUS (0.84%)
   4,200   Amer. Pwr. Conversion Corp.*.      57,750
   6,100   Analog Devices*..............     147,162
   1,150   Duriron Co...................      31,050
   3,300   Mentor Graphics*.............      45,169
                                         -----------
                                             281,131
                                         -----------

           Total Technology.............   4,911,970
                                         -----------

                              S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 1996


   SHARES                                     VALUE
   ------                                     -----
ENERGY (5.27%)
OIL & GAS-DOMESTIC (2.82%)
   3,100   Anadarko Petroleum Corp. .... $   163,525
   4,700   Apache Corp..................     138,063
   1,500   Diamond Shamrock, Inc.*......      41,063
   1,800   El Paso Natural Gas..........      74,925
   1,400   Mapco, Inc...................      75,425
   2,400   Murphy Oil Corp..............     105,000
   1,700   National Fuel Gas Co.........      62,900
   1,600   Parker & Parsley Petro Co....      39,600
   1,700   Quaker State Corp............      26,988
   2,200   Questar......................      79,750
   1,500   Seagull Energy Corp.*........      27,000
   2,300   Tosco Corp...................     110,400
                                         -----------
                                             944,639
                                         -----------
OIL & GAS-INTERNATIONAL (0.38%)
   2,200   Parker Drilling Co.*.........      15,400
   5,200   Ranger Oil Ltd...............      35,750
   2,691   Weatherford Enterra, Inc.*...      77,366
                                         -----------
                                             128,516
                                         -----------
OIL & GAS SERVICE (1.47%)
   1,300   BJ Services*.................      48,913
   3,200   Ensco Intl., Inc.*...........      93,600
   8,800   Global Marine, Inc.*.........     126,500
   2,100   Smith International. Inc.*...      72,975
   3,300   Tidewater, Inc...............     126,638
   1,600   Varco Intl., Inc.*...........      25,800
                                         -----------
                                             494,426
                                         -----------
ENERGY-RAW MATERIALS (0.42%)
   3,393   AES Corp.*...................     141,751
                                         -----------

MISCELLANEOUS (0.18%)
     400   Sequa Corp.*.................      17,500
   2,000   Valero Energy Corp...........      42,250
                                         -----------
                                              59,750
                                         -----------

Total Energy ...........................   1,769,082
                                          -----------

Total Common Stock
  (cost $26,304,280)....................  30,922,527
                                         -----------


            PAR
           VALUE
           -----

SHORT-TERM INVESTMENTS (7.73%)
                         UNITED STATES TREASURY BILLS
     $     750,000       5.270%    12/19/96   ..................................$      739,009
         1,000,000       4.935%    09/19/96 (b)  ...............................       997,463
                                                                                --------------
                                                                                     1,736,432
                                                                                --------------

           858,319       PORTICO INSTITUTIONAL MONEY MARKET FUND................       858,319
                                                                                --------------

                         Total Short-Term Investments (Cost $2,594,791).........     2,594,791
                                                                                --------------

                         Total Investments (Cost $28,899,071)(98.88%)...........    33,517,318

                         Other Assets in Excess of Liabilities (0.12%)..........        41,768
                                                                                --------------
      Net Assets (100.00%)......................................................$   33,559,086
                                                                                ==============

                              S&P MIDCAP INDEX FUND

                                 AUGUST 31, 1996






*Non-Income Producing Security

(a)Aggregate cost for federal income tax purposes is $28,899,071. At August 31, 1996, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

     Unrealized appreciation .............................   $ 6,845,885
     Unrealized depreciation .............................    (2,227,638)
`                                                            -----------
        Net unrealized appreciation ......................   $ 4,618,247
                                                             ===========

(b) At August 31, 1996, certain United States Treasury Bills with a market value of $160,000 were pledged to cover margin requirements for futures contracts.

(c)Futures contracts at August 31, 1996
   (Contracts-$500 times premium/delivery month/commitment)


                                                            UNREALIZED
                                                           APPRECIATION
                                                          (DEPRECIATION)
                                                          --------------
           S&P 400 Index:
                10/Sept. 96/Long .........................   $ (11,400)
                11/Dec. 96/Long ..........................       8,065
                                                             ---------
                                                             $  (3,335)
                                                             =========


                 See accompanying notes to financial statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 AUGUST 31, 1996


                                                                CALIFORNIA           CALIFORNIA         CALIFORNIA
                                                                 TAX-FREE             TAX-FREE            INSURED
                                                               MONEY MARKET            INCOME           INTERMEDIATE
                                                                   FUND                 FUND                FUND
                                                                   ----                 ----                ----
ASSETS
     Investments at market value (identified cost
     $102,821,701, $185,362,215 and $24,946,004
     respectively) (Note 1) ............................       $ 102,821,701        $ 192,322,375        $ 25,108,413
     Cash ..............................................              81,991              239,137              15,191
     Interest receivable ...............................             771,606            2,638,842             399,241
     Receivable for fund shares sold ...................             384,906               88,419                  --
                                                               -------------        -------------        ------------
         Total Assets ..................................         104,060,204          195,288,773          25,522,845
                                                               -------------        -------------        ------------
LIABILITIES
     Payable for investments purchased .................                  --                   --           1,269,408
     Payable for fund shares repurchased ...............             616,925                5,635                  --
     Payable to investment advisor .....................              26,006               81,426               6,948
     Accrued expenses ..................................               5,935               55,407               4,832
     Distributions payable .............................               9,281              220,722              34,928
                                                               -------------        -------------        ------------
         Total Liabilities .............................             658,147              363,190           1,316,116
                                                               -------------        -------------        ------------
Net Assets:
        (Applicable to 103,471,398, 15,840,474 and
         2,322,509 shares of beneficial interest with no
         par value, unlimited number of shares
         authorized) ...................................       $ 103,402,057        $ 194,925,583        $ 24,206,729
                                                               =============        =============        ============

Pricing of Shares:
        Net asset value, offering and
          redemption price per share
         $103,402,057 / 103,471,398 shares .............       $       1.00
                                                               ============
         $194,925,583 / 15,840,474 shares ..............                             $      12.31
                                                                                     ============
         $24,206,729 / 2,322,509 shares ................                                                 $      10.42
                                                                                                         ============

Net assets at August 31, 1996 consisted of:
        Paid-in capital ................................       $ 103,471,398        $ 188,091,140        $ 24,070,333
        Undistributed net investment income ............                  --                1,644               7,750
        Accumulated net realized losses ................             (69,341)            (127,361)            (33,763)
        Unrealized appreciation of investments .........                  --            6,960,160             162,409
                                                               -------------        -------------        ------------
                                                               $ 103,402,057        $ 194,925,583        $ 24,206,729
                                                               =============        =============        ============



                 See accompanying notes to financial statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 AUGUST 31, 1996

                                                                       U.S.         THE UNITED
                                                                    GOVERNMENT        STATES          S&P 500         S&P MIDCAP
                                                                    SECURITIES       TREASURY          INDEX            INDEX
                                                                       FUND            TRUST           FUND              FUND
                                                                       ----            -----           ----              ----
ASSETS
    Investments at market value (identified cost
    $29,719,449, $37,937,485, $37,543,596
    and $28,899,071 respectively) (Note 1) ....................    $ 28,834,095    $ 37,937,485    $ 43,733,124     $ 33,517,318
    Cash ......................................................          78,656          16,297              --               --
    Interest receivable .......................................         210,764              --           4,353            3,808
    Dividends receivable ......................................              --              --          90,344           42,243
    Receivable for fund shares sold ...........................          36,000          37,634          69,911            6,564
    Variation margin receivable ...............................              --              --              --              940
                                                                   ------------    ------------    ------------     ------------
       Total Assets ...........................................      29,159,515      37,991,416      43,897,732       33,570,873
                                                                   ------------    ------------    ------------     ------------
LIABILITIES
    Payable for fund shares repurchased .......................              --          75,565              --               --
    Payable to Investment Advisor .............................          10,375           4,792             743            2,291
    Accrued expenses ..........................................           7,028           6,288           5,351            9,496
    Distributions payable .....................................          54,348           2,065              --               --
    Variation margin payable ..................................              --              --          42,240               --
                                                                   ------------    ------------    ------------     ------------
       Total Liabilities ......................................          71,751          88,710          48,334           11,787
                                                                   ------------    ------------    ------------     ------------
Net Assets:
    (Applicable to 2,867,067, 37,901,076,
    2,960,594 and 2,322,817  shares of
    beneficial interest with no par value,
    unlimited number of shares authorized) ....................    $ 29,087,764    $ 37,902,706    $ 43,849,398     $ 33,559,086
                                                                   ============    ============    ============     ============
Pricing of Shares:
    Net asset value, offering and
    redemption price per share
    $29,087,764 / 2,867,067 shares ............................    $      10.15
                                                                   ============
    $37,902,706 /37,901,076 shares ............................                    $       1.00
                                                                                   ============
    $43,849,398 /2,960,594 shares .............................                                    $      14.81
                                                                                                   ============
    $33,559,086 / 2,322,817 shares ............................                                                     $      14.45
                                                                                                                    ============

    Net assets at August 31, 1996 consisted of:
    Paid-in capital ...........................................    $ 29,508,978    $ 37,901,076    $ 37,108,951     $ 27,441,762
    Undistributed net investment income .......................          10,226              --         185,625           82,610
    Accumulated net realized gains ............................         453,914           1,630         444,699        1,419,802
    Unrealized appreciation (depreciation)
       of investments .........................................        (885,354)             --       6,189,528        4,618,247
    Unrealized depreciation of futures contracts ..............              --              --         (79,405)          (3,335)
                                                                   ------------    ------------    ------------     ------------
                                                                   $ 29,087,764    $ 37,902,706    $ 43,849,398     $ 33,559,086
                                                                   ============    ============    ============     ============


                 See accompanying notes to financial statements

                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1996


                                                                 CALIFORNIA        CALIFORNIA      CALIFORNIA
                                                                  TAX-FREE          TAX-FREE         INSURED
                                                                MONEY MARKET         INCOME       INTERMEDIATE
                                                                    FUND              FUND            FUND
                                                                -----------        -----------       -----------
Investment Income:
    Interest income .....................................       $ 3,241,693        $11,136,139       $ 1,150,759
                                                                -----------        -----------       -----------
Expenses:
    Management fees (Note 2) ............................           462,785            953,158           117,306
    Transfer agent fees .................................            32,233             62,852             7,032
    Accounting services .................................            25,730             66,453            24,660
    Custodian fees ......................................            20,442             34,033             4,473
    Legal and audit fees ................................            17,653             67,486             3,917
    Trustees fees .......................................             3,844              3,892             3,843
    Insurance ...........................................               949              2,179               151
    Printing ............................................             2,264             11,798             1,237
    Registration & dues .................................               838              3,590                66
                                                                -----------        -----------       -----------
        Total expenses ..................................           566,738          1,205,441           162,685
              Less reimbursement from adviser (Note 2) ..          (196,188)               ---           (33,648)
                                                                -----------        -----------       -----------
        Net expenses ....................................           370,550          1,205,441           129,037
                                                                -----------        -----------       -----------
             Net investment income ......................         2,871,143          9,930,698         1,021,722
                                                                -----------        -----------       -----------

Realized and Unrealized Gain on Investments:
    Net realized gain (loss) from
        security transactions ...........................            (7,237)         1,141,813           252,253
    Change in unrealized appreciation of investments ....               ---            819,602          (413,306)
                                                                -----------        -----------       -----------
    Net realized and unrealized gain (loss) on
        investments .....................................            (7,237)         1,961,415          (161,053)
                                                                -----------        -----------       -----------
    Net increase in net assets resulting
        from operations .................................       $ 2,863,906        $11,892,113       $   860,669
                                                                ===========        ===========       ===========


                 See accompanying notes to financial statements

                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1996

                                                                 U.S.            THE UNITED
                                                              GOVERNMENT           STATES             S&P 500         S&P MIDCAP
                                                              SECURITIES          TREASURY             INDEX            INDEX
                                                                 FUND               TRUST              FUND              FUND
                                                             -----------        -----------        -----------        -----------
Investment Income:
    Interest income ..................................       $ 2,067,886        $ 2,021,795        $   238,583        $   176,460
    Dividend income ..................................               ---                ---            667,622            439,323
                                                             -----------        -----------        -----------        -----------
        Total ........................................         2,067,886          2,021,795            906,205            615,783
                                                             -----------        -----------        -----------        -----------
Expenses:
    Management fees (Note 2) .........................           152,331            194,340             83,907            121,051
    Transfer agent fees ..............................            12,591              9,802             18,174             14,046
    Accounting services ..............................            22,517             20,301             23,614             21,816
    Custodian fees ...................................             6,379              9,502             21,354             19,238
    Legal and audit fees .............................            12,419             10,620              7,887              7,997
    Trustees fees ....................................             2,929              3,001              2,865              2,903
    Printing .........................................             2,487              1,413              4,289              4,013
    Insurance ........................................               270                355              6,240                 91
    Registration & dues ..............................             4,749              5,206             11,548              8,880
    Standard & Poor's licensing fees .................              ---.               ---.             10,000             10,000
                                                             -----------        -----------        -----------        -----------
        Total expenses ...............................           216,672            254,540            189,878            210,035
             Less reimbursement from adviser (Note 2).           (20,327)           (89,737)          (122,682)           (91,951)
                                                             -----------        -----------        -----------        -----------
        Net expenses .................................           196,345            164,803             67,196            118,084
                                                             -----------        -----------        -----------        -----------
             Net investment income ...................         1,871,541          1,856,992            839,009            497,699
                                                             -----------        -----------        -----------        -----------

Realized and Unrealized Gain (Loss) on Investments:
    Net realized gain from security transactions .....           515,038              6,239            201,229          1,720,601
    Net realized gain from futures contracts .........               ---                ---            439,470            327,260
    Change in unrealized appreciation of investments .        (1,961,734)               ---          3,212,679            827,425
    Decrease in unrealized appreciation  of
        futures contracts ............................               ---                ---           (146,030)          (289,620)
                                                             -----------        -----------        -----------        -----------
    Net realized and unrealized gain (loss) on
        investments ..................................        (1,446,696)             6,239          3,707,348          2,585,666
                                                             -----------        -----------        -----------        -----------
    Net increase in net assets resulting
        from operations ..............................       $   424,845        $ 1,863,231        $ 4,546,357        $ 3,083,365
                                                             ===========        ===========        ===========        ===========


                 See accompanying notes to financial statements

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                             CALIFORNIA TAX-FREE                     CALIFORNIA TAX-FREE
                                                             MONEY MARKET FUND                          INCOME FUND
                                                    ----------------------------------        ----------------------------------
                                                     YEAR ENDED           YEAR ENDED           YEAR ENDED          YEAR ENDED
                                                     AUGUST 31,           AUGUST 31,           AUGUST 31,          AUGUST 31,
                                                        1996                 1995                 1996                1995
                                                    -------------        -------------        -------------        -------------
OPERATIONS:
   Net investment income ....................       $   2,871,143        $   2,705,783        $   9,930,698        $  10,166,949
   Net realized gain (loss) on investments ..              (7,237)              (7,604)           1,141,813
                                                                                                                      (1,269,174)
   Increase in unrealized
      appreciation of investments ...........                 ---                  ---              819,602            4,388,088
                                                    -------------        -------------        -------------        -------------
   Net increase in net
      assets resulting from operations ......           2,863,906            2,698,179           11,892,113           13,285,863
   Undistributed investment income
      included in price of shares sold
        and repurchased .....................                 ---                  ---              (48,607)            (113,983)
DISTRIBUTIONS TO
   SHAREHOLDERS:
   Distributions from net investment
      income ................................          (2,871,143)          (2,705,783)          (9,898,576)         (10,989,636)
   Distributions from realized capital
      gains on investments ..................                 ---                  ---                  ---           (3,411,745)
CAPITAL SHARE
   TRANSACTIONS:
   Increase (decrease) in net assets
      resulting from capital share
         transactions .......................          22,997,717           (5,515,970)          (3,064,916)         (27,812,252)
                                                    -------------        -------------        -------------        -------------
   Total increase (decrease) ................          22,990,480           (5,523,574)          (1,119,986)         (29,041,753)
NET ASSETS
   Beginning of year ........................          80,411,577           85,935,151          196,045,569          225,087,322
                                                    -------------        -------------        -------------        -------------
   End of year* .............................       $ 103,402,057        $  80,411,577        $ 194,925,583        $ 196,045,569
                                                    =============        =============        =============        =============

    *   Including undistributed net
         investment income of: ..............       $         ---        $         ---        $       1,644        $      18,129
                                                    =============        =============        =============        =============


                 See accompanying notes to financial statements

                                                                   CALIFORNIA INSURED                    U.S. GOVERNMENT
                                                                    INTERMEDIATE FUND                    SECURITIES FUND
                                                           ------------------------------        ------------------------------
                                                             YEAR ENDED        YEAR ENDED          YEAR ENDED         YEAR ENDED
                                                             AUGUST 31,        AUGUST 31,          AUGUST 31,         AUGUST 31,
                                                                1996              1995                1996               1995
                                                           ------------      ------------        ------------      ------------
OPERATIONS:
   Net investment income ...........................       $  1,021,722      $    946,107        $  1,871,541      $  1,907,404
   Net realized gain (loss) on investments .........            252,253          (286,016)            515,038
                                                                                                                        185,598
   Increase (decrease) in unrealized
      appreciation of investments ..................           (413,306)          980,269          (1,961,734)          743,511
                                                           ------------      ------------        ------------      ------------
   Net increase in net
      assets resulting from operations .............            860,669         1,640,360             424,845         2,836,513
   Undistributed investment income
      included in price of shares sold
        and repurchased ............................             (3,699)             (191)             (1,739)           (9,780)
DISTRIBUTIONS TO
   SHAREHOLDERS:
   Distributions from net investment
      income .......................................         (1,015,189)       (1,017,602)         (1,864,644)       (2,066,368)
   Distributions from realized capital
      gains on investments .........................                ---            (2,172)                ---               ---
CAPITAL SHARE
   TRANSACTIONS:
   Increase (decrease) in net assets
      resulting from capital share
         transactions ..............................            849,529         1,094,869             645,403        (1,104,006)
                                                           ------------      ------------        ------------      ------------
   Total increase (decrease) .......................            691,310         1,715,264            (796,135)         (343,641)
NET ASSETS
   Beginning of year ...............................         23,515,419        21,800,155          29,883,899        30,227,540
                                                           ------------      ------------        ------------      ------------
   End of year* ....................................       $ 24,206,729      $ 23,515,419        $ 29,087,764      $ 29,883,899
                                                           ============      ============        ============      ============

    *   Including undistributed net
         investment income of: .....................       $      7,750      $      4,916        $     10,226      $      5,068
                                                           ============      ============        ============      ============


                 See accompanying notes to financial statements

                                                               THE UNITED STATES
                                                                 TREASURY TRUST
                                                      ----------------------------------
                                                       YEAR ENDED             YEAR ENDED
                                                       AUGUST 31,             AUGUST 31,
                                                          1996                   1995
                                                      ------------          ------------
OPERATIONS:
   Net investment income ....................         $  1,856,992          $  1,437,605
   Net realized gain on investments .........                6,239                21,715
                                                      ------------          ------------
   Net increase in net
      assets resulting from operations ......            1,863,231             1,459,320

DISTRIBUTIONS TO
   SHAREHOLDERS:
   Distributions from net investment
      income ................................           (1,856,992)           (1,437,605)
   Distributions from realized capital
      gains on investments ..................              (10,667)              (18,771)
CAPITAL SHARE
   TRANSACTIONS:
   Increase in net assets
      resulting from capital share
         transactions .......................            8,110,028            10,526,034
                                                      ------------          ------------
   Total increase ...........................            8,105,600            10,528,978
NET ASSETS
   Beginning of year ........................           29,797,106            19,268,128
                                                      ------------          ------------
   End of year * ............................         $ 37,902,706          $ 29,797,106
                                                      ============          ============

    *   Including undistributed net
         investment income of: ..............         $        ---          $        ---
                                                      ============          ============


                 See accompanying notes to financial statements

                                                                          S&P 500                            S&P MIDCAP
                                                                        INDEX FUND                           INDEX FUND
                                                             --------------------------------      --------------------------------
                                                               YEAR ENDED          YEAR ENDED       YEAR ENDED          YEAR ENDED
                                                               AUGUST 31,          AUGUST 31,       AUGUST 31,           AUGUST 31,
                                                                  1996                1995             1996                 1995
                                                             ------------        ------------      ------------        ------------
OPERATIONS:
   Net investment income .............................       $    839,009        $    540,701      $    497,699        $    467,567
   Net realized gain on investments ..................            201,229             126,863         1,720,601             636,630
   Net realized gain on
      futures contracts ..............................            439,470             798,460           327,260             256,105
   Increase in unrealized
      appreciation of investments ....................          3,212,679           1,954,219           827,425           2,781,170
   Increase (decrease)  in unrealized
      appreciation of futures contracts ..............           (146,030)            (71,385)         (289,620)            175,145
                                                             ------------        ------------      ------------        ------------
   Net increase in net
      assets resulting from operations ...............          4,546,357           3,348,858         3,083,365           4,316,617
   Undistributed investment income
      included in price of shares sold
        and repurchased ..............................             52,233              14,497             7,839              (2,423)
DISTRIBUTIONS TO
   SHAREHOLDERS:
   Distributions from net investment
      income .........................................           (824,485)           (506,583)         (508,545)           (452,252)
   Distributions from realized capital
      gains on investments ...........................           (958,225)            (46,686)       (1,304,003)           (797,770)
CAPITAL SHARE
   TRANSACTIONS:
   Increase in net assets
      resulting from capital share
         transactions ................................         19,233,328           4,160,352         6,112,586           1,314,239
                                                             ------------        ------------      ------------        ------------
   Total increase ....................................         22,049,208           6,970,438         7,391,242           4,378,411
NET ASSETS
   Beginning of year .................................         21,800,190          14,829,752        26,167,844          21,789,433
                                                             ------------        ------------      ------------        ------------
   End of year* ......................................       $ 43,849,398        $ 21,800,190      $ 33,559,086        $ 26,167,844
                                                             ============        ============      ============        ============

    *   Including undistributed net
         investment income of: .......................       $    136,614        $    118,868      $     82,610        $     85,617
                                                             ============        ============      ============        ============


                 See accompanying notes to financial statements

                                                           CALIFORNIA TAX-FREE INCOME FUND
                                            -----------------------------------------------------------
                                                    YEAR ENDED                       YEAR ENDED
                                                 AUGUST 31, 1996                    AUGUST 31, 1995
                                           -----------------------------    ---------------------------
                                               SHARES           VALUE          SHARES           VALUE
                                           ------------    -------------    -----------    ------------
Shares sold ............................     19,241,362    $ 239,721,369      2,982,528    $ 35,212,115
Shares issued in reinvestment of
   dividends ...........................        590,351        7,370,563        944,581      11,028,287
                                           ------------    -------------    -----------    ------------
                                             19,831,713      247,091,932      3,927,109      46,240,402
Shares repurchased .....................    (20,037,128)    (250,156,848)    (6,382,493)    (74,052,654)
                                           ------------    -------------    -----------    ------------
   Net decrease ........................       (205,415)   $  (3,064,916)    (2,455,384)   $(27,812,252)
                                           ============    =============    ===========    ============

                                                       CALIFORNIA INSURED INTERMEDIATE FUND
                                            -----------------------------------------------------------
                                                    YEAR ENDED                       YEAR ENDED
                                                 AUGUST 31, 1996                    AUGUST 31, 1995
                                           -----------------------------    ---------------------------
                                               SHARES           VALUE          SHARES           VALUE
                                           ------------    -------------    -----------    ------------
Shares sold ............................        486,799    $   5,134,564        978,758    $  9,740,809
Shares issued in reinvestment of
   dividends ...........................         61,399          647,284         67,965         686,965
                                           ------------    -------------    -----------    ------------
                                                548,198        5,781,848      1,046,723      10,427,774
Shares repurchased .....................       (467,461)      (4,932,319)      (936,177)     (9,332,905)
                                           ------------    -------------    -----------    ------------
   Net increase ........................         80,737    $     849,529        110,546    $  1,094,869
                                           ============    =============    ===========    ============

                                                 CALIFORNIA TAX-FREE                THE UNITED STATES
                                                 MONEY MARKET FUND                   TREASURY TRUST
                                         --------------------------------   --------------------------------
                                            YEAR ENDED      YEAR ENDED        YEAR ENDED      YEAR ENDED
                                         AUGUST 31, 1996  AUGUST 31, 1995   AUGUST 31, 1996  AUGUST 31, 1995
                                         --------------   ---------------   -------------    ---------------
                                          SHARES/VALUE     SHARES/VALUE      SHARES/VALUE     SHARES/VALUE
                                         --------------   ---------------   -------------    ---------------
Shares sold ............................    340,959,349      146,409,663      142,670,759      52,708,869
Shares issued in reinvestment of
   dividends ...........................      2,690,146        2,530,269        1,792,248       1,427,559
                                           ------------    -------------      -----------    ------------
                                            343,649,495      148,939,932      144,463,007      54,136,428
Shares repurchased .....................   (320,651,778)    (154,455,902)    (136,352,979)    (43,610,394)
                                           ------------    -------------      -----------    ------------
   Net increase (decrease) .............     22,997,717       (5,515,970)       8,110,028      10,526,034
                                           ============    =============      ===========    ============


                 See accompanying notes to financial statements

                                                          U.S. GOVERNMENT SECURITIES FUND
                                           -----------------------------------------------------------
                                                    YEAR ENDED                       YEAR ENDED
                                                 AUGUST 31, 1996                    AUGUST 31, 1995
                                           -----------------------------    ---------------------------
                                               SHARES           VALUE          SHARES           VALUE
                                           ------------    -------------    -----------    ------------

Shares sold ............................        435,901    $   4,635,912        719,796    $  7,461,139
Shares issued in reinvestment of
   dividends ...........................        115,296        1,230,789        142,827       1,454,004
                                           ------------    -------------    -----------    ------------
                                                551,197        5,866,701        862,623       8,915,143
Shares repurchased .....................       (488,489)      (5,221,298)      (991,818)    (10,019,149)
                                           ------------    -------------    -----------    ------------
   Net increase (decrease) .............         62,708    $     645,403       (129,195)   $ (1,104,006)
                                           ============    =============    ===========    ============

                                                                 S&P 500 INDEX FUND
                                           -----------------------------------------------------------
                                                    YEAR ENDED                       YEAR ENDED
                                                 AUGUST 31, 1996                    AUGUST 31, 1995
                                           -----------------------------    ---------------------------
                                               SHARES           VALUE          SHARES           VALUE
                                           ------------    -------------    -----------    ------------

Shares sold ............................      1,401,521    $  20,434,952        412,534    $  5,077,535
Shares issued in reinvestment of
   dividends ...........................        121,420        1,710,169         43,886         509,025
                                           ------------    -------------    -----------    ------------
                                              1,522,941       22,145,121        456,420       5,586,560
Shares repurchased .....................       (199,649)      (2,911,793)      (122,148)     (1,426,208)
                                           ------------    -------------    -----------    ------------
   Net increase ........................      1,323,292    $  19,233,328        334,272    $  4,160,352
                                           ============    =============    ===========    ============


                                                                S&P MIDCAP INDEX FUND
                                           -----------------------------------------------------------
                                                    YEAR ENDED                       YEAR ENDED
                                                 AUGUST 31, 1996                    AUGUST 31, 1995
                                           -----------------------------    ---------------------------
                                               SHARES           VALUE          SHARES           VALUE
                                           ------------    -------------    -----------    ------------

Shares sold ............................        495,843    $   7,090,800        292,712    $  3,562,660
Shares issued in reinvestment of
   dividends ...........................        126,606        1,742,125        107,087       1,207,423
                                           ------------    -------------    -----------    ------------
                                                622,449        8,832,925        399,799       4,770,083
Shares repurchased .....................       (193,733)      (2,720,339)      (290,400)     (3,455,844)
                                           ------------    -------------    -----------    ------------
   Net increase ........................        428,716    $   6,112,586        109,399    $  1,314,239
                                           ============    =============    ===========    ============



                 See accompanying notes to financial statements

                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                  CALIFORNIA TAX-FREE MONEY MARKET FUND
                                                ------------------------------------------------------------------------------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED        YEAR ENDED      YEAR ENDED
                                                 AUGUST 31,       AUGUST 31,      AUGUST 31,        AUGUST 31,       AUGUST 31,
                                                    1996            1995             1994             1993             1992
                                                 ---------        ---------        ---------        ---------        ---------
Net asset value, beginning of year ........      $   1.000        $   1.000        $   1.000        $   1.000        $   1.000
                                                 ---------        ---------        ---------        ---------        ---------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ..................          0.032            0.032            0.022            0.022            0.031
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ..............................         (0.032)          (0.032)          (0.022)          (0.022)          (0.031)
                                                 ---------        ---------        ---------        ---------        ---------
Net asset value, end of year ..............      $   1.000        $   1.000        $   1.000        $   1.000        $   1.000
                                                 =========        =========        =========        =========        =========

Total Return ..............................           3.26%            3.27%            2.18%            2.27%            3.18%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) .....      $ 103,402        $  80,412        $  85,935        $  58,754        $  92,913
Ratio of expenses to average net
       assets:
          Before expense reimbursements ...           0.61%            0.66%            0.68%            0.39%            0.15%
          After expense reimbursements ....           0.40%            0.40%            0.35%            0.24%            0.15%
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements ...           2.90%            2.97%            1.83%            2.10%            3.05%
          After expense reimbursements ....           3.11%            3.23%            2.16%            2.25%            3.05%


               See accompanying notes to the financial statements

                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                         CALIFORNIA TAX-FREE INCOME FUND
                                                    ----------------------------------------------------------------------
                                                    YEAR ENDED     YEAR ENDED      YEAR ENDED    YEAR ENDED     YEAR ENDED
                                                     AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,
                                                        1996           1995           1994           1993          1992
                                                      --------       --------       --------       --------       --------
Net asset value, beginning of year ..............     $  12.22       $  12.17       $  13.39       $  12.42       $  11.85
                                                      --------       --------       --------       --------       --------
  INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ........................         0.62           0.61           0.65           0.69           0.73
   Net gain (loss) on securities (both
      realized and unrealized) ..................         0.09           0.30          (0.92)          1.04           0.57
                                                      --------       --------       --------       --------       --------
         Total from investment operations .......         0.71           0.91          (0.27)          1.73
                                                      --------       --------       --------       --------       --------
                                                                                                                      1.30
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ....................................        (0.62)         (0.66)         (0.66)         (0.68)         (0.73)
   Distributions from capital gains .............          ---          (0.20)         (0.29)         (0.08)          .---
                                                      --------       --------       --------       --------       --------
         Total distributions ....................        (0.62)         (0.86)         (0.95)         (0.76)         (0.73)
                                                      --------       --------       --------       --------       --------
Net asset value, end of year ....................     $  12.31       $  12.22       $  12.17       $  13.39       $  12.42
                                                      ========       ========       ========       ========       ========

Total Return ....................................         5.40%          8.01%         (2.15)%        14.55%         11.29%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) ...........     $194,926       $196,046       $225,087       $274,325       $217,321
Ratio of expenses to average net assets:
          Before expense reimbursements .........         0.60%          0.62%          0.60%          0.60%          0.60%
          After expense reimbursements ..........         0.60%          0.62%          0.60%          0.60%          0.60%
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements .........         4.96%          5.13%          5.09%          5.41%          5.98%
          After expense reimbursements ..........         4.96%          5.13%          5.09%          5.41%          5.98%
   Portfolio Turnover ...........................        10.34%         32.21%         31.27%         25.42%         45.43%


               See accompanying notes to the financial statements

                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                         CALIFORNIA INSURED INTERMEDIATE FUND
                                                ---------------------------------------------------
                                                                                         OCTOBER 20,
                                                YEAR ENDED   YEAR ENDED    YEAR ENDED     1992* TO
                                                AUGUST 31,   AUGUST 31,     AUGUST 31,    AUGUST 31,
                                                   1996         1995          1994           1993
                                                ---------     ---------     ---------     ---------
Net asset value, beginning of period ........   $   10.49     $   10.23     $   10.65     $   10.00
                                                ---------     ---------     ---------     ---------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ....................        0.46          0.44          0.44          0.40
   Net gain (loss) on securities (both
     realized and unrealized) ...............       (0.07)         0.30         (0.42)         0.61
                                                ---------     ---------     ---------     ---------
        Total from investment operations ....        0.39          0.74          0.02          1.01
                                                ---------     ---------     ---------     ---------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ................................       (0.46)        (0.48)        (0.44)        (0.36)
                                                ---------     ---------     ---------     ---------
Net asset value, end of period ..............   $   10.42     $   10.49     $   10.23     $   10.65
                                                =========     =========     =========     =========

Total Return ................................        3.75%         7.46%         0.23%        11.91%**

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) .....   $  24,207     $  23,515     $  21,800     $  11,145
   Ratio of expenses to average net
       assets:
          Before expense reimbursements .....        0.70%         0.76%         0.88%         2.00%**
          After expense reimbursements ......        0.55%         0.60%         0.46%         0.16%**
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements .....        4.22%         4.19%         3.77%         2.75%**
          After expense reimbursements ......        4.37%         4.35%         4.19%         4.59%**
   Portfolio Turnover .......................       36.08%        43.56%         8.91%          ---

   *  Commencement of operations
  **  Annualized


               See accompanying notes to the financial statements

                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                             U.S. GOVERNMENT SECURITIES FUND
                                                  -------------------------------------------------------------------------------
                                                  YEAR ENDED        YEAR ENDED         YEAR ENDED       YEAR ENDED     YEAR ENDED
                                                   AUGUST 31,       AUGUST 31,         AUGUST 31,        AUGUST 31,     AUGUST 31,
                                                     1996              1995               1994              1993           1992
                                                   ---------         ---------         ---------         ---------      ---------
Net asset value, beginning of year .........       $   10.66         $   10.30         $   11.76         $   10.52      $    9.80
                                                   ---------         ---------         ---------         ---------      ---------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ...................            0.66              0.70              0.67              0.71           0.72
   Net gain (loss) on securities (both
      realized and unrealized) .............           (0.51)             0.41             (1.40)             1.29           0.73
                                                   ---------         ---------         ---------         ---------      ---------
         Total from investment operations ..            0.15              1.11             (0.73)             2.00
                                                   ---------         ---------         ---------         ---------      ---------
                                                                                                                             1.45
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ...............................           (0.66)            (0.75)            (0.67)            (0.71)         (0.73)
   Distributions from capital gains ........            .---              .---             (0.06)            (0.05)          .---
                                                   ---------         ---------         ---------         ---------      ---------
         Total distributions ...............           (0.66)            (0.75)            (0.73)            (0.76)         (0.73)
                                                   ---------         ---------         ---------         ---------      ---------
Net asset value, end of year ...............       $   10.15         $   10.66         $   10.30         $   11.76      $   10.52
                                                   =========         =========         =========         =========      =========

Total Return ...............................            1.26%            11.42%            (6.44)%           20.09%         15.46%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) ......       $  29,088         $  29,884         $  30,228         $  35,787      $  79,858
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ....            0.71%             0.75%             0.73%             0.75%          0.63%
          After expense reimbursements .....            0.65%             0.64%             0.62%             0.52%          0.38%
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements ....            6.10%             6.72%             5.99%             6.32%          6.87%
          After expense reimbursements .....            6.16%             6.83%             6.10%             6.55%          7.12%
   Portfolio Turnover ......................           89.11%           169.83%           129.06%            52.30%        122.14%


               See accompanying notes to the financial statements

                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                             THE UNITED STATES TREASURY TRUST
                                                   -------------------------------------------------------------------------------
                                                   YEAR ENDED        YEAR ENDED       YEAR ENDED         YEAR ENDED      YEAR ENDED
                                                   AUGUST 31,        AUGUST 31,        AUGUST 31,        AUGUST 31,      AUGUST 31,
                                                      1996              1995              1994             1993            1992
                                                   ---------         ---------         ---------         ---------       ---------
Net asset value, beginning of year .........       $   1.000         $   1.000         $   1.000         $   1.000       $   1.000
                                                   ---------         ---------         ---------         ---------       ---------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ...................           0.050             0.050             0.031             0.028           0.041
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ...............................          (0.050)           (0.050)           (0.031)           (0.028)         (0.041)
                                                   ---------         ---------         ---------         ---------       ---------
Net asset value, end of year ...............       $   1.000         $   1.000         $   1.000         $   1.000       $   1.000
                                                   =========         =========         =========         =========       =========


Total Return ...............................            5.11%             5.10%             3.11%             2.86%           4.18%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) ......       $  37,903         $  29,797         $  19,268         $  28,449       $  16,799
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ....            0.66%             0.72%             0.75%             0.65%           0.73%
          After expense reimbursements .....            0.43%             0.50%             0.52%             0.32%           0.25%
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements ....            4.60%             4.75%             2.62%             2.43%           3.66%
          After expense reimbursements .....            4.83%             4.97%             2.85%             2.76%           4.14%


               See accompanying notes to the financial statements

                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                   S&P 500 INDEX FUND
                                                   -----------------------------------------------------------------------------
                                                                                                                       APRIL 20,
                                                  YEAR ENDED         YEAR ENDED      YEAR ENDED       YEAR ENDED       1992* TO
                                                  AUGUST 31,         AUGUST 31,       AUGUST 31,       AUGUST 31,      AUGUST 31,
                                                     1996               1995             1994            1993             1992
                                                   ---------         ---------         ---------       ---------       ---------
Net asset value, beginning of period .......       $   13.31         $   11.38         $   11.25       $   10.09       $   10.00
                                                   ---------         ---------         ---------       ---------       ---------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ...................            0.36              0.39              0.30            0.30            0.10
   Net gain on securities (both
     realized and unrealized) ..............            2.05              1.94              0.26            1.16            0.03
                                                   ---------         ---------         ---------       ---------       ---------
         Total from investment operations ...           2.41              2.33              0.56            1.46            0.13
                                                   ---------         ---------         ---------       ---------       ---------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ...............................           (0.37)            (0.37)            (0.30)          (0.30)          (0.04)
   Distributions from capital gains ........           (0.54)            (0.03)            (0.13)           .---            .---
                                                   ---------         ---------         ---------       ---------       ---------
         Total distributions ...............           (0.91)            (0.40)            (0.43)          (0.30)          (0.04)
                                                   ---------         ---------         ---------       ---------       ---------
Net asset value, end of period .............       $   14.81         $   13.31         $   11.38       $   11.25       $   10.09
                                                   =========         =========         =========       =========       =========

Total Return ...............................           18.63%            21.06%             5.17%          14.77%           3.66%**

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ....       $  43,849         $  21,800         $  14,830       $  11,352       $   4,380
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ....            0.57%             1.04%             1.01%           1.41%           2.71%**
          After expense reimbursements .....            0.20%             0.20%             0.20%           0.09%           0.00%**
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements ....            2.13%             2.40%             1.95%           1.54%           0.94%**
          After expense reimbursements .....            2.50%             3.24%             2.76%           2.86%           3.65%**
   Portfolio Turnover ......................            1.87%             3.68%             1.22%           8.46%            ---
   Average per share broker commission......         $ 0.028 (1)

   *  Commencement of operations
  **  Annualized
  (1) Not required information prior to August 31, 1995.

               See accompanying notes to the financial statements

                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                  S&P MIDCAP INDEX FUND
                                                   ----------------------------------------------------------------------------

                                                                                                                       APRIL 20,
                                                   YEAR ENDED       YEAR ENDED      YEAR ENDED       YEAR ENDED        1992* TO
                                                   AUGUST 31,       AUGUST 31,       AUGUST 31,       AUGUST 31,      AUGUST 31,
                                                      1996            1995            1994             1993            1992
                                                   ---------       ---------        ---------         ---------       ---------
Net asset value, beginning of period .......       $   13.82       $   12.21        $   12.23         $   10.12       $   10.00
                                                   ---------       ---------        ---------         ---------       ---------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ...................            0.24            0.26             0.22              0.25            0.09
   Net gain on securities (both
      realized and unrealized) .............            1.33            2.04             0.22              2.11            0.07
                                                   ---------       ---------        ---------         ---------       ---------
         Total from investment operations ..            1.57            2.30             0.44              2.36            0.16
                                                   ---------       ---------        ---------         ---------       ---------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ...............................           (0.25)          (0.25)           (0.22)            (0.25)          (0.04)
   Distributions from capital gains ........           (0.69)          (0.44)           (0.24)             .---            .---
                                                   ---------       ---------        ---------         ---------       ---------
Total distributions ........................           (0.94)          (0.69)           (0.46)            (0.25)          (0.04)
                                                   ---------       ---------        ---------         ---------       ---------
Net asset value, end of period .............       $   14.45       $   13.82        $   12.21         $   12.23       $   10.12
                                                   =========       =========        =========         =========       =========

Total Return ...............................           11.77%          20.24%            3.75%            23.64%           4.48%**

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ....       $  33,559       $  26,168        $  21,789         $  16,243       $   3,279
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ....            0.71%           0.80%            0.97%             1.36%           3.74%**
          After expense reimbursements .....            0.40%           0.40%            0.40%             0.17%           0.00%**
   Ratio of net investment income (loss)
       to average net assets:
          Before expense reimbursements ....            1.38%           1.70%            1.30%             0.97%          (0.46)%**
          After expense reimbursements .....            1.69%           2.10%            1.87%             2.16%           3.28%**
   Portfolio Turnover ......................           18.18%          11.71%           15.01%             8.16%           0.87%
   Average per share commission.............          $0.021 (1)

   *  Commencement of operations
  **  Annualized
  (1) Not required information prior to August 31, 1995


               See accompanying notes to the financial statements

                           CALIFORNIA INVESTMENT TRUST

                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1996


NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund are three separate series of shares of beneficial interest of California Investment Trust. U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund and S&P MidCap Index Fund are separate series of shares of beneficial interest of California Investment Trust II. Both Trusts are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. Both Trusts were organized as Massachusetts business trusts on September 11, 1985 and are authorized to issue an unlimited number of no par value shares in one or more series. The investment objectives of the Funds are as follows. California Tax-Free Income Fund and California Insured Intermediate Fund seeks as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund - capital preservation, liquidity and the highest achievable current income exempt from both federal and California personal income taxes consistent with safety. U.S. Government Securities Fund - seeks safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives by investment in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities. The United States Treasury Trust seeks preservation of capital safety, liquidity and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund and S&P MidCap Index Fund - diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor's 500 Composite Stock Price Index and the Standard & Poor's MidCap 400 Index, respectively. The following is a summary of significant accounting policies followed by the Funds.

         (a) Security Valuation --- Portfolio securities of the S&P 500 and S&P MidCap Index Funds listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund, California Insured Intermediate Fund and the U.S. Government Securities Fund are valued by an independent pricing service that uses market quotations, representing the mean between the latest available bid and asked prices, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Trustees. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost which the Board of Trustees has determined in good faith to constitute fair value.

         (b) Futures Contracts --- Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The S&P 500 Index Fund and S&P MidCap Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

                           CALIFORNIA INVESTMENT TRUST

                                 AUGUST 31, 1996


NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES  (CONTINUED)

                  (c) Federal Income Taxes --- No provision is considered necessary for Federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. California Tax-Free Money Market Fund has capital loss carryovers available to offset future gains, if any, of approximately $37,000 which expire as follows, $8,000 in 1997, $10,000 in 1999, $4,000 in 2000, $2,000 in 2003 and $13,000 in 2004. The
         California Tax-Free Income Fund and the California Insured Intermediate Fund have capital loss carryovers of approximately $127,000 and $34,000 respectively, which expires in 2003.

                  (d) Security Transactions, Investment Income and Distributions to Shareholders --- Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with tax regulations. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, and S&P MidCap Index Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures contracts and post October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

                  (e) Equalization --- The California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund and S&P MidCap Index Fund follow the accounting practice of "equalization" whereby part of the proceeds from capital share transactions equivalent to a proportionate share of the distributable investment income on the date of the transaction, is transferred to or from the undistributed net investment income account. Undistributed net investment income is therefore unaffected by capital share transactions.

                  (f) Concentration --- The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuer's abilities to meet their obligations may be affected by economic developments in the state of California.

                  (g) Use of Estimates in Financial Statements - In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results may differ from these estimates.

NOTE 2 --- INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

         CCM Partners ("CCM"), a California Limited Partnership, provides each Fund with management and administrative services pursuant to a Management Agreement.

                           CALIFORNIA INVESTMENT TRUST

                                 AUGUST 31, 1996


         In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds' average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives as compensation at the annual rate of .25% and .40%, respectively, of the Funds' average daily net assets. CCM has agreed to reduce its fee by, or reimburse the Funds for, any amount necessary to prevent the Funds' total expenses, excluding extraordinary items, from exceeding 1.00% of the Funds' average daily net assets. The manager has voluntarily reimbursed more expenses than contractually obliged. This voluntary reimbursement may cease at any time without prior notice. Reimbursement from the manager for the year ended August 31, 1996, is as follows:


           California Tax-Free Money Market Fund .....       $196,188
           California Insured Intermediate Fund ......       $ 33,648
           U.S. Government Securities Fund ...........       $ 20,327
           The United States Treasury Trust ..........       $ 89,737
           S&P 500 Index Fund ........................       $122,682
           S&P MidCap Index Fund .....................       $ 91,951

         CCM has retained Bank of America NT&SA to act as Sub-Advisor to the S&P 500 Index Fund and S&P MidCap Index Fund, subject to supervision by the Manager and the Trust's Board of Trustees. Under the Sub-Advisory Agreement, the Sub-Advisor is responsible for the actual management of each Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Sub-Advisor. The Sub-Advisor makes all the investment decisions and places transactions accordingly. CCM compensates the Sub-Advisor at an annual rate of 0.10% of the average net assets of the Fund.

     Certain officers and trustees of the Trust are also partners of CCM.

NOTE 3 --- PURCHASES AND SALES OF SECURITIES

         Purchases and sales of securities other than short-term investments during the year ended August 31, 1996 were as follows:

                                                    PURCHASES           SALES
                                                   -----------       -----------
California Tax-Free Income Fund ............       $19,949,451       $24,482,390
California Insured Intermediate Fund .......       $ 9,408,187       $ 8,231,958
U.S. Government Securities Fund ............       $27,006,944       $26,296,579
S&P 500 Index Fund .........................       $16,243,318       $   537,070
S&P Midcap Index Fund ......................       $11,220,045       $ 4,769,625

For the year ended August 31, 1996, 100% of the distributions paid from net investment income of the California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund qualifies as tax-exempt interest dividends to noncorporate shareholders.

               Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees
California Investment Trust
California Investment Trust II

We have audited the accompanying statements of assets and liabilities of California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund, each a series of shares of beneficial interest of California Investment Trust, and the U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund and S&P MidCap Index Fund, each a series of shares of beneficial interest of California Investment Trust II, including the portfolios of investments, as of August 31, 1996 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, the U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund and S&P MidCap Index Fund as of August 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


Tait, Weller & Baker

Philadelphia, Pennsylvania
September 27, 1996

                                                             -----------------
         CALIFORNIA                                              Bulk Rate
      INVESTMENT TRUST                                         U.S. Postage
      -----------------                                            PAID
      F U N D G R O U P                                        Milwaukee, WI
                                                              PERMIT NO. 2855
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